UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03916

Name of Registrant:	Vanguard Specialized Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: January 31

Date of reporting period: February 1, 2021—July 31, 2021

Item 1: Reports to Shareholders

Semiannual Report   |   July 31, 2021
Vanguard Energy Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	16
Liquidity Risk Management	18

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended July 31, 2021
	Beginning Account Value 1/31/2021	Ending Account Value 7/31/2021	Expenses Paid During Period
Based on Actual Fund Return
Energy Fund
Investor Shares	$1,000.00	$1,132.80	$2.01
Admiral™ Shares	1,000.00	1,133.20	1.59
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,022.91	$1.91
Admiral Shares	1,000.00	1,023.31	1.51
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.38% for Investor Shares and 0.30% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Energy Fund
Fund Allocation
As of July 31, 2021
United States	49.8%
United Kingdom	15.5
France	8.3
Canada	5.5
Italy	4.7
Spain	3.1
Norway	3.0
Russia	2.9
China	2.3
India	1.9
Germany	1.5
Brazil	1.3
Other	0.2
The table reflects the fund’s investments, except for short-term investments.
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Energy Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.5%)
Brazil (1.3%)
	Petroleo Brasileiro SA	11,027,800	58,228
Canada (5.5%)
	Enbridge Inc.	3,682,046	145,145
	TC Energy Corp. (XTSE)	1,164,802	56,761
	TC Energy Corp.	821,102	40,028
	ARC Resources Ltd.	1,246,609	9,433
			251,367
China (2.2%)
[1]	China Yangtze Power Co. Ltd. GDR	1,371,551	40,367
	ENN Energy Holdings Ltd.	1,883,900	39,314
	China Gas Holdings Ltd.	7,629,000	23,488
			103,169
France (8.3%)
	TotalEnergies SE	4,003,345	174,573
	Engie SA (XPAR)	8,202,326	109,381
	TotalEnergies SE ADR	2,223,915	97,029
			380,983
Germany (1.4%)
	RWE AG	1,883,774	66,979
India (1.9%)
	Power Grid Corp. of India Ltd.	28,525,147	65,728
*	Power Grid Corp. of India Ltd. (XNSE)	9,508,382	21,869
			87,597
Italy (4.7%)
	Enel SPA	16,199,545	149,287
	Tenaris SA	6,380,116	65,007
			214,294
Norway (3.0%)
	Equinor ASA	6,404,618	124,757
	Equinor ASA ADR	690,922	13,514
			138,271
Portugal (0.2%)
	Galp Energia SGPS SA	1,037,752	10,120
Russia (2.9%)
	LUKOIL PJSC ADR	1,576,902	135,118
Spain (3.1%)
	Iberdrola SA (XMAD)	11,818,569	142,237
		Shares	Market Value• ($000)
United Kingdom (15.4%)
	BP plc	40,000,110	160,562
	Royal Dutch Shell plc Class A	7,542,546	151,612
	Royal Dutch Shell plc Class A ADR	3,729,052	151,474
	National Grid plc	8,482,234	108,455
	Royal Dutch Shell plc Class B	4,124,982	81,506
	BP plc ADR	1,620,925	39,194
	Royal Dutch Shell plc Class B ADR	375,146	14,837
			707,640
United States (49.6%)
	ConocoPhillips	4,452,687	249,618
	Marathon Petroleum Corp.	3,911,703	216,004
	Duke Energy Corp.	1,798,078	188,996
	Pioneer Natural Resources Co.	1,250,343	181,762
	NextEra Energy Inc.	2,057,315	160,265
	Southern Co.	2,143,855	136,928
	FirstEnergy Corp.	3,545,468	135,862
	Exelon Corp.	2,837,411	132,791
	Hess Corp.	1,593,751	121,826
	American Electric Power Co. Inc.	1,348,603	118,839
	Edison International	1,784,726	97,268
	Sempra Energy (XMEX)	736,087	96,170
	Williams Cos. Inc.	3,224,914	80,784
	Pinnacle West Capital Corp.	824,042	68,849
	CenterPoint Energy Inc.	2,588,024	65,891
	Avangrid Inc.	1,136,410	59,253
	Cimarex Energy Co.	673,563	43,916
	EOG Resources Inc.	551,440	40,178
	UGI Corp.	817,097	37,578
	Cabot Oil & Gas Corp.	2,114,626	33,834
	Chesapeake Energy Corp.	269,923	14,589
			2,281,201
Total Common Stocks (Cost $4,007,175)			4,577,204
Temporary Cash Investments (0.4%)
Money Market Fund (0.0%)
[2]	Vanguard Market Liquidity Fund 0.064%	864	86
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Energy Fund
	Face Amount ($000)	Market Value• ($000)
Repurchase Agreement (0.4%)
RBS Securities Inc., 0.050%, 8/2/21 (Dated 7/30/21, Repurchase Value $18,400,000, collateralized by U.S. Treasury Note/Bond 2.875%–3.375%, 5/15/44–11/15/46, with a value of $18,768,000)	18,400	18,400
Total Temporary Cash Investments (Cost $18,486)		18,486
Total Investments (99.9%) (Cost $4,025,661)		4,595,690
Other Assets and Liabilities—Net (0.1%)		2,523
Net Assets (100%)		4,598,213
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, the aggregate value was $40,367,000, representing 0.9% of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.
5

Energy Fund
Statement of Assets and Liabilities
As of July 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $4,025,575)	4,595,604
Affiliated Issuers (Cost $86)	86
Total Investments in Securities	4,595,690
Investment in Vanguard	163
Cash	582
Foreign Currency, at Value (Cost $170)	170
Receivables for Accrued Income	9,382
Receivables for Capital Shares Issued	1,810
Total Assets	4,607,797
Liabilities
Payables to Investment Advisor	1,778
Payables for Capital Shares Redeemed	5,073
Payables to Vanguard	375
Deferred Foreign Capital Gains Taxes	2,358
Total Liabilities	9,584
Net Assets	4,598,213
At July 31, 2021, net assets consisted of:

Paid-in Capital	4,700,457
Total Distributable Earnings (Loss)	(102,244)
Net Assets	4,598,213

Investor Shares—Net Assets
Applicable to 43,163,741 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,544,638
Net Asset Value Per Share—Investor Shares	$35.79

Admiral Shares—Net Assets
Applicable to 45,470,261 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,053,575
Net Asset Value Per Share—Admiral Shares	$67.16

See accompanying Notes, which are an integral part of the Financial Statements.
6

Energy Fund
Statement of Operations

Six Months Ended July 31, 2021
($000)
Investment Income
Income
Dividends[1]	92,532
Interest[2]	4
Securities Lending—Net	292
Total Income	92,828
Expenses
Investment Advisory Fees—Note B
Basic Fee	3,507
Performance Adjustment	(216)
The Vanguard Group—Note C
Management and Administrative—Investor Shares	1,701
Management and Administrative—Admiral Shares	2,244
Marketing and Distribution—Investor Shares	80
Marketing and Distribution—Admiral Shares	104
Custodian Fees	81
Shareholders’ Reports—Investor Shares	36
Shareholders’ Reports—Admiral Shares	20
Trustees’ Fees and Expenses	6
Total Expenses	7,563
Net Investment Income	85,265
Realized Net Gain (Loss)
Investment Securities Sold[2]	54,538
Foreign Currencies	(12)
Realized Net Gain (Loss)	54,526
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,3]	402,295
Foreign Currencies	(78)
Change in Unrealized Appreciation (Depreciation)	402,217
Net Increase (Decrease) in Net Assets Resulting from Operations	542,008
1	Dividends are net of foreign withholding taxes of $6,586,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $0, $10,000, and ($10,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of $2,124,000.

See accompanying Notes, which are an integral part of the Financial Statements.
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Energy Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2021	Year Ended January 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	85,265	206,416
Realized Net Gain (Loss)	54,526	(760,369)
Change in Unrealized Appreciation (Depreciation)	402,217	(860,242)
Net Increase (Decrease) in Net Assets Resulting from Operations	542,008	(1,414,195)
Distributions
Investor Shares	(3,204)	(58,294)
Admiral Shares	(6,399)	(124,849)
Total Distributions	(9,603)	(183,143)
Capital Share Transactions
Investor Shares	4,247	29,241
Admiral Shares	(51,879)	(498,823)
Net Increase (Decrease) from Capital Share Transactions	(47,632)	(469,582)
Total Increase (Decrease)	484,773	(2,066,920)
Net Assets
Beginning of Period	4,113,440	6,180,360
End of Period	4,598,213	4,113,440

See accompanying Notes, which are an integral part of the Financial Statements.
8

Energy Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2021	Year Ended January 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$31.66	$43.28	$47.85	$55.62	$52.70	$40.43
Investment Operations
Net Investment Income	.648[1]	1.449[1]	1.519[1]	1.300[1]	1.477[1,2]	.982
Net Realized and Unrealized Gain (Loss) on Investments	3.555	(11.669)	(4.524)	(7.788)	3.035	12.275
Total from Investment Operations	4.203	(10.220)	(3.005)	(6.488)	4.512	13.257
Distributions
Dividends from Net Investment Income	(.073)	(1.400)	(1.565)	(1.282)	(1.592)	(.987)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.073)	(1.400)	(1.565)	(1.282)	(1.592)	(.987)
Net Asset Value, End of Period	$35.79	$31.66	$43.28	$47.85	$55.62	$52.70
Total Return[3]	13.28%	-23.55%	-6.55%	-11.48%	8.75%	32.73%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,545	$1,363	$1,793	$2,265	$2,968	$3,452
Ratio of Total Expenses to Average Net Assets[4]	0.38%	0.37%	0.32%	0.37%	0.38%	0.41%
Ratio of Net Investment Income to Average Net Assets	3.54%	4.49%	3.20%	2.42%	2.86%[2]	1.97%
Portfolio Turnover Rate	6%	55%	48%	31%	24%	29%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.342 and 0.67%, respectively, resulting from a cash payment received in connection with the merger of General Electric Co. and Baker Hughes Inc. in July 2017.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes performance-based investment advisory fee increases (decreases) of (0.01%), (0.02%), (0.06%), (0.01%), 0.00%, and 0.03%.

See accompanying Notes, which are an integral part of the Financial Statements.
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Energy Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2021	Year Ended January 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$59.39	$81.18	$89.77	$104.35	$98.88	$75.85
Investment Operations
Net Investment Income	1.240[1]	2.787[1]	2.926[1]	2.511[1]	2.815[1,2]	1.918
Net Realized and Unrealized Gain (Loss) on Investments	6.668	(21.903)	(8.512)	(14.600)	5.730	23.035
Total from Investment Operations	7.908	(19.116)	(5.586)	(12.089)	8.545	24.953
Distributions
Dividends from Net Investment Income	(.138)	(2.674)	(3.004)	(2.491)	(3.075)	(1.923)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.138)	(2.674)	(3.004)	(2.491)	(3.075)	(1.923)
Net Asset Value, End of Period	$67.16	$59.39	$81.18	$89.77	$104.35	$98.88
Total Return[3]	13.32%	-23.47%	-6.50%	-11.40%	8.84%	32.83%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,054	$2,751	$4,388	$5,606	$6,796	$7,231
Ratio of Total Expenses to Average Net Assets[4]	0.30%	0.29%	0.24%	0.29%	0.30%	0.33%
Ratio of Net Investment Income to Average Net Assets	3.62%	4.60%	3.28%	2.50%	2.94%[2]	2.05%
Portfolio Turnover Rate	6%	55%	48%	31%	24%	29%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.643 and 0.67%, respectively, resulting from a cash payment received in connection with the merger of General Electric Co. and Baker Hughes Inc. in July 2017.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes performance-based investment advisory fee increases (decreases) of (0.01%), (0.02%), (0.06%), (0.01%), 0.00%, and 0.03%.

See accompanying Notes, which are an integral part of the Financial Statements.
10

Energy Fund
Notes to Financial Statements
Vanguard Energy Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that,
11

Energy Fund
in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds
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Energy Fund
effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	Wellington Management Company llp provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund's performance relative to the MSCI ACWI Energy Index for periods prior to October 21, 2020, and to the fund’s current benchmark MSCI ACWI Energy + Utilities Index, beginning October 21, 2020, for the preceding three years. The benchmark change will be fully phased in by October 2023. For the six months ended July 31, 2021, the investment advisory fee paid represented an effective annual basic rate of 0.15% of the fund’s average net assets, before a net decrease of $216,000 (0.01%) based on performance.
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Energy Fund
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2021, the fund had contributed to Vanguard capital in the amount of $163,000, representing less than 0.01% of the fund’s net assets and 0.07% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of July 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	2,590,796	—	—	2,590,796
Common Stocks—Other	316,048	1,670,360	—	1,986,408
Temporary Cash Investments	86	18,400	—	18,486
Total	2,906,930	1,688,760	—	4,595,690
E.	As of July 31, 2021, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,025,661
Gross Unrealized Appreciation	757,726
Gross Unrealized Depreciation	(187,697)
Net Unrealized Appreciation (Depreciation)	570,029
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2021, the fund had available capital losses totaling $807,259,000 that
14

Energy Fund
may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended July 31, 2021, the fund purchased $343,888,000 of investment securities and sold $275,761,000 of investment securities, other than temporary cash investments.
G.	Capital share transactions for each class of shares were:

	Six Months Ended July 31, 2021		Year Ended January 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	219,736	6,240	535,390	17,354
Issued in Lieu of Cash Distributions	2,971	85	54,076	1,741
Redeemed	(218,460)	(6,203)	(560,225)	(17,474)
Net Increase (Decrease)—Investor Shares	4,247	122	29,241	1,621
Admiral Shares
Issued	387,104	5,846	1,087,853	18,878
Issued in Lieu of Cash Distributions	5,671	86	110,803	1,906
Redeemed	(444,654)	(6,775)	(1,697,479)	(28,520)
Net Increase (Decrease)—Admiral Shares	(51,879)	(843)	(498,823)	(7,736)
H.	Management has determined that no events or transactions occurred subsequent to July 31, 2021, that would require recognition or disclosure in these financial statements.
15

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Energy Fund has renewed the fund’s investment advisory arrangement with Wellington Management Company llp (Wellington Management). The board determined that renewing the fund’s advisory arrangement was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For the advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional investment managers. The investment team uses a bottom-up approach in which stocks are selected based on the advisor’s estimates of fundamental investment value. Fundamental research focuses on the quality of a company’s assets, the company’s internal reinvestment opportunities, and management quality. The firm has advised the fund since its inception in 1984.
The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted the continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
16

Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expense rate was also well below the peer-group average.
The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule for Wellington Management. The breakpoints reduce the effective rate of the fee as the fund’s assets managed by Wellington Management increase.
The board will consider whether to renew Wellington Management’s advisory arrangement again after a one-year period.
17

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Specialized Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Energy Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
18

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© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q512 092021

Semiannual Report  |  July 31, 2021
Vanguard Global Capital Cycles Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended July 31, 2021
Global Capital Cycles Fund	Beginning Account Value 1/31/2021	Ending Account Value 7/31/2021	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,132.00	$1.85
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.06	1.76
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratio for that period is 0.35%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Global Capital Cycles Fund
Fund Allocation
As of July 31, 2021

United States	27.3%
Australia	14.7
Canada	14.0
South Africa	9.1
France	8.3
India	7.2
Switzerland	3.8
United Kingdom	3.5
Germany	3.2
Kazakhstan	2.3
Netherlands	2.2
Norway	1.9
South Korea	1.1
Other	1.4
The table reflects the fund's investments, except for short-term investments.
3

Global Capital Cycles Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.7%)
Australia (14.5%)
*	Glencore plc	16,444,448	73,854
	BHP Group plc ADR	752,610	49,138
	Rio Tinto plc ADR	490,390	42,326
	BHP Group Ltd.	677,588	26,615
			191,933
Canada (13.9%)
	Barrick Gold Corp.	3,945,699	85,898
	Intact Financial Corp.	552,451	75,278
	Agnico Eagle Mines Ltd.	243,910	15,776
	Kinross Gold Corp.	910,399	5,972
			182,924
China (0.7%)
*	XPeng Inc. ADR	219,355	8,891
France (8.2%)
	Engie SA	4,228,942	56,394
	Rubis SCA	829,935	33,293
	Cie de Saint-Gobain	254,764	18,210
			107,897
Germany (3.1%)
	Brenntag SE	292,611	29,226
[1]	Covestro AG	186,339	12,004
			41,230
India (7.1%)
	Power Grid Corp. of India Ltd.	18,128,117	41,771
	Reliance Industries Ltd.	1,405,965	38,540
*	Power Grid Corp. of India Ltd.	6,042,705	13,898
			94,209
Japan (0.7%)
	T&D Holdings Inc.	711,540	9,104
Kazakhstan (2.3%)
	NAC Kazatomprom JSC GDR	1,209,744	30,126
Netherlands (2.2%)
	Royal Dutch Shell plc Class B	1,468,731	29,021
		Shares	Market Value• ($000)
Norway (1.9%)
	Norsk Hydro ASA	3,782,227	25,163
South Africa (9.0%)
	Anglo American plc	1,665,975	73,826
	Gold Fields Ltd. ADR	4,501,790	44,208
*	Thungela Resources Ltd.	166,597	516
			118,550
South Korea (1.1%)
	LG Chem Ltd.	18,957	13,924
Switzerland (3.7%)
	STMicroelectronics NV	763,567	31,424
	Novartis AG (Registered)	191,597	17,718
			49,142
United Kingdom (3.4%)
	Serco Group plc	10,766,538	21,166
*	Babcock International Group plc	4,009,566	14,251
*	National Express Group plc	2,596,484	9,812
			45,229
United States (26.9%)
	Medical Properties Trust Inc.	2,496,769	52,507
*	Enstar Group Ltd.	175,285	45,052
	BWX Technologies Inc.	606,806	34,849
	Archer-Daniels-Midland Co.	505,515	30,189
	Bank of America Corp.	756,192	29,008
	Viper Energy Partners LP	1,284,676	23,137
	American Electric Power Co. Inc.	240,214	21,168
*	Livent Corp.	1,069,944	20,875
	Lockheed Martin Corp.	50,749	18,862
	Bristol-Myers Squibb Co.	252,393	17,130
	Mosaic Co.	542,115	16,930
*	Airbnb Inc. Class A	100,190	14,428
*	Fluor Corp.	697,485	11,620
4

Global Capital Cycles Fund
	Shares	Market Value• ($000)
* Metals Acquisition Corp.	990,900	9,750
Pioneer Natural Resources Co.	64,005	9,304
		354,809
Total Common Stocks (Cost $1,075,417)		1,302,152
Temporary Cash Investments (3.4%)
Money Market Fund (3.4%)
[2] Vanguard Market Liquidity Fund, 0.064% (Cost $45,290)	452,912	45,292
Total Investments (102.1%) (Cost $1,120,707)		1,347,444
Other Assets and Liabilities—Net (-2.1%)		(27,980)
Net Assets (100%)		1,319,464
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, the aggregate value was $12,004,000, representing 0.9% of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.
5

Global Capital Cycles Fund
Statement of Assets and Liabilities
As of July 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $1,075,417)	1,302,152
Affiliated Issuers (Cost $45,290)	45,292
Total Investments in Securities	1,347,444
Investment in Vanguard	45
Foreign Currency, at Value (Cost $2,272)	2,279
Receivables for Accrued Income	721
Receivables for Capital Shares Issued	399
Total Assets	1,350,888
Liabilities
Due to Custodian	2
Payables for Investment Securities Purchased	29,683
Payables for Capital Shares Redeemed	499
Payables to Investment Advisor	381
Payables to Vanguard	131
Deferred Foreign Capital Gains Taxes	728
Total Liabilities	31,424
Net Assets	1,319,464
At July 31, 2021, net assets consisted of:

Paid-in Capital	3,344,040
Total Distributable Earnings (Loss)	(2,024,576)
Net Assets	1,319,464

Net Assets
Applicable to 121,982,199 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,319,464
Net Asset Value Per Share	$10.82
See accompanying Notes, which are an integral part of the Financial Statements.
6

Global Capital Cycles Fund
Statement of Operations

Six Months Ended July 31, 2021
($000)
Investment Income
Income
Dividends[1]	24,872
Interest[2]	13
Securities Lending—Net	27
Total Income	24,912
Expenses
Investment Advisory Fees—Note B
Basic Fee	960
Performance Adjustment	(166)
The Vanguard Group—Note C
Management and Administrative	1,417
Marketing and Distribution	48
Custodian Fees	35
Shareholders’ Reports	24
Trustees’ Fees and Expenses	2
Total Expenses	2,320
Net Investment Income	22,592
Realized Net Gain (Loss)
Investment Securities Sold[2]	87,797
Foreign Currencies	(200)
Realized Net Gain (Loss)	87,597
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,3]	44,973
Foreign Currencies	2
Change in Unrealized Appreciation (Depreciation)	44,975
Net Increase (Decrease) in Net Assets Resulting from Operations	155,164
1	Dividends are net of foreign withholding taxes of $2,041,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $13,000, less than $1,000, and $2,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of $728,000.
See accompanying Notes, which are an integral part of the Financial Statements.
7

Global Capital Cycles Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2021	Year Ended January 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	22,592	26,031
Realized Net Gain (Loss)	87,597	39,168
Change in Unrealized Appreciation (Depreciation)	44,975	140,251
Net Increase (Decrease) in Net Assets Resulting from Operations	155,164	205,450
Distributions
Total Distributions	(1,557)	(23,982)
Capital Share Transactions
Issued	139,777	177,189
Issued in Lieu of Cash Distributions	1,373	21,201
Redeemed	(157,456)	(410,113)
Net Increase (Decrease) from Capital Share Transactions	(16,306)	(211,723)
Total Increase (Decrease)	137,301	(30,255)
Net Assets
Beginning of Period	1,182,163	1,212,418
End of Period	1,319,464	1,182,163
See accompanying Notes, which are an integral part of the Financial Statements.
8

Global Capital Cycles Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2021	Year Ended January 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$9.57	$7.97	$7.62	$10.57	$10.74	$6.22
Investment Operations
Net Investment Income[1]	.183	.197	.212	.122	.049	.066[2]
Net Realized and Unrealized Gain (Loss) on Investments	1.080	1.597	.337	(2.858)	(.217)	4.615
Total from Investment Operations	1.263	1.794	.549	(2.736)	(.168)	4.681
Distributions
Dividends from Net Investment Income	(.013)	(.194)	(.199)	(.214)	(.002)	(.161)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.013)	(.194)	(.199)	(.214)	(.002)	(.161)
Net Asset Value, End of Period	$10.82	$9.57	$7.97	$7.62	$10.57	$10.74
Total Return[3]	13.20%	22.63%	7.11%	-26.17%	-1.56%	75.99%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,319	$1,182	$1,212	$1,399	$2,568	$2,612
Ratio of Total Expenses to Average Net Assets[4]	0.35%	0.35%	0.38%	0.33%	0.36%	0.43%
Ratio of Net Investment Income to Average Net Assets	3.35%	2.43%	2.68%	1.38%	0.47%	0.65%[2]
Portfolio Turnover Rate	41%	70%	56%	110%	35%	29%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.012 and 0.12%, respectively, resulting from a special dividend from Lucara Diamond Corp. in September 2016.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes performance-based investment advisory fee increases (decreases) of (0.03%), (0.03%), 0.00%, (0.04%), 0.00% and 0.06%.
See accompanying Notes, which are an integral part of the Financial Statements.
9

Global Capital Cycles Fund
Notes to Financial Statements
Vanguard Global Capital Cycles Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more
10

Global Capital Cycles Fund
or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes
11

Global Capital Cycles Fund
income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon applicable net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.
B.  Wellington Management Company llp provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee of Wellington Management Company llp is subject to quarterly adjustments based on the performance relative to the Custom Global Capital Cycles Index since January 31, 2019. For the period ended July 31, 2021, the investment advisory fee represented an effective annual basic rate of 0.15% of the fund’s average net assets, before a net decrease of $166,000 (0.03%) based on performance.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2021, the fund had contributed to Vanguard capital in the amount of $45,000, representing less than 0.01% of the fund’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
12

Global Capital Cycles Fund
The following table summarizes the market value of the fund's investments as of July 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	537,733	—	—	537,733
Common Stocks—Other	144,563	619,856	—	764,419
Temporary Cash Investments	45,292	—	—	45,292
Total	727,588	619,856	—	1,347,444
E.  As of July 31, 2021, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,120,707
Gross Unrealized Appreciation	279,477
Gross Unrealized Depreciation	(52,740)
Net Unrealized Appreciation (Depreciation)	226,737
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2021, the fund had available capital losses totaling $2,360,718,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  During the six months ended July 31, 2021, the fund purchased $513,704,000 of investment securities and sold $523,965,000 of investment securities, other than temporary cash investments.
G.  Capital shares issued and redeemed were:
	Six Months Ended July 31, 2021	Year Ended January 31, 2021
	Shares (000)	Shares (000)
Issued	13,090	21,854
Issued in Lieu of Cash Distributions	132	2,335
Redeemed	(14,764)	(52,703)
Net Increase (Decrease) in Shares Outstanding	(1,542)	(28,514)
H.  Management has determined that no events or transactions occurred subsequent to July 31, 2021, that would require recognition or disclosure in these financial statements.
13

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Global Capital Cycles Fund (formerly known as Vanguard Precious Metals and Mining Fund) has renewed the fund’s investment advisory arrangement with Wellington Management Company llp (Wellington Management). The board determined that renewing the fund’s investment advisory arrangement was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the fund since Wellington Management began managing the fund in September 2018; it also took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional investment managers. The advisor follows a global equity strategy that seeks to provide investors with uncorrelated returns to other asset classes through a blend of capital cycle and enduring assets. Identification of potential investments begins with the capital cycles framework, which seeks companies that are positioned to succeed through unique and superior business models and healthy balance sheets in sectors and industries where there is capital destruction, consolidation, or retrenchment of investment. Valuation and quality factors such as discount to intrinsic value, cash generation, capital expenditure, and future capital deployment opportunities are considered.
The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the performance of Wellington Management since it began managing the fund in 2018, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
14

Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below the peer-group average.
The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedule for Wellington Management. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
15

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Specialized Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Global Capital Cycles Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
16

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q532 092021

Semiannual Report   |   July 31, 2021
Vanguard Health Care Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	20
Liquidity Risk Management	22

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended July 31, 2021
	Beginning Account Value 1/31/2021	Ending Account Value 7/31/2021	Expenses Paid During Period
Based on Actual Fund Return
Health Care Fund
Investor Shares	$1,000.00	$1,096.70	$1.56
Admiral™ Shares	1,000.00	1,097.00	1.30
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.31	$1.51
Admiral Shares	1,000.00	1,023.56	1.25
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.30% for Investor Shares and 0.25% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Health Care Fund
Fund Allocation
As of July 31, 2021
United States	72.5%
Japan	8.6
United Kingdom	5.9
Switzerland	4.2
Belgium	3.2
China	2.3
Denmark	2.2
Other	1.1
The table reflects the fund’s investments, except for short-term investments.
3

Health Care Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.0%)
Belgium (3.1%)
[1]	UCB SA	10,238,136	1,107,330
*	Argenx SE	1,377,888	420,774
*	Galapagos NV	1,175,458	71,230
			1,599,334
Brazil (0.0%)
	Notre Dame Intermedica Participacoes SA	1,699,100	26,099
China (2.2%)
*,2	Wuxi Biologics Cayman Inc.	18,337,200	280,087
[2]	WuXi AppTec Co. Ltd. Class H	9,838,416	218,071
*	BeiGene Ltd. ADR	550,530	174,292
*	Zai Lab Ltd. ADR	1,085,794	157,017
*	Zai Lab Ltd.	987,177	138,606
*	Hutchmed China Ltd. ADR	1,736,789	73,032
	Yifeng Pharmacy Chain Co. Ltd. Class A	6,945,794	52,559
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	24,872,000	44,626
*,2	Everest Medicines Ltd.	2,139,500	16,265
*	Hutchmed China Ltd.	1,624,663	14,760
*,2	Akeso Inc.	134,000	891
*,2	Shanghai Henlius Biotech Inc. Class H	112,117	466
			1,170,672
Denmark (2.2%)
*	Genmab A/S	1,953,376	882,885
*	Genmab A/S ADR	3,150,246	141,950
*	Ascendis Pharma A/S ADR	942,809	111,431
			1,136,266
Germany (0.1%)
*	MorphoSys AG	943,340	52,554
Italy (0.1%)
	DiaSorin SPA	270,468	54,893
Japan (8.5%)
[1]	Eisai Co. Ltd.	17,856,177	1,468,721
	Astellas Pharma Inc.	59,120,200	941,630
	Daiichi Sankyo Co. Ltd.	30,592,190	605,857
	Ono Pharmaceutical Co. Ltd.	19,628,460	448,082
		Shares	Market Value• ($000)
	Chugai Pharmaceutical Co. Ltd.	11,038,000	406,756
	Terumo Corp.	8,498,900	329,849
	Nippon Shinyaku Co. Ltd.	1,977,800	148,793
	Asahi Intecc Co. Ltd.	1,432,600	38,819
			4,388,507
Netherlands (0.8%)
	Koninklijke Philips NV	8,996,518	414,825
Switzerland (4.1%)
	Novartis AG (Registered)	21,001,073	1,942,146
	Alcon Inc.	2,412,628	175,637
			2,117,783
United Kingdom (5.8%)
	AstraZeneca plc	22,974,215	2,639,966
	Hikma Pharmaceuticals plc	6,910,934	254,125
*	Abcam plc ADR	5,880,982	111,209
			3,005,300
United States (71.1%)
	UnitedHealth Group Inc.	7,180,268	2,959,850
	Pfizer Inc.	68,388,444	2,927,709
	Eli Lilly & Co.	10,502,572	2,557,376
	Bristol-Myers Squibb Co.	27,817,413	1,887,968
*	Boston Scientific Corp.	37,850,548	1,725,985
*	Biogen Inc.	4,604,934	1,504,570
	Anthem Inc.	3,901,626	1,498,263
*	Regeneron Pharmaceuticals Inc.	2,556,310	1,468,881
*,1	Alnylam Pharmaceuticals Inc.	7,669,133	1,372,315
	Stryker Corp.	4,321,304	1,170,814
	Thermo Fisher Scientific Inc.	2,024,414	1,093,204
	Danaher Corp.	3,522,419	1,047,884
*	Edwards Lifesciences Corp.	9,131,833	1,025,231
*	Vertex Pharmaceuticals Inc.	4,744,358	956,368
	HCA Healthcare Inc.	3,833,406	951,451
	Abbott Laboratories	6,627,164	801,754
	Humana Inc.	1,874,180	798,138
	Viatris Inc.	55,233,099	777,130
	Cerner Corp.	8,840,327	710,674
	Baxter International Inc.	9,118,052	705,281
*	Incyte Corp.	9,000,425	696,183
*	Seagen Inc.	4,090,101	627,381
*	Centene Corp.	8,912,620	611,495
4

Health Care Fund
		Shares	Market Value• ($000)
	Universal Health Services Inc. Class B	3,564,112	571,719
*	Illumina Inc.	946,867	469,409
*	Laboratory Corp. of America Holdings	1,387,554	410,924
*	Elanco Animal Health Inc. (XNYS)	11,077,272	403,988
	Teleflex Inc.	999,998	397,429
	Agilent Technologies Inc.	2,561,676	392,526
*	IQVIA Holdings Inc.	1,450,076	359,184
*,1	Alkermes plc	13,605,397	351,972
*	Insulet Corp.	1,009,742	282,415
*,1	Agios Pharmaceuticals Inc.	5,148,413	247,587
*,1	Nektar Therapeutics Class A	11,383,721	179,749
*	Molina Healthcare Inc.	657,961	179,630
*	Mirati Therapeutics Inc.	1,090,719	174,581
*	Syneos Health Inc.	1,911,256	171,382
*,1	Bluebird Bio Inc.	6,140,000	156,017
*	Acadia Healthcare Co. Inc.	2,526,020	155,906
*	Reata Pharmaceuticals Inc. Class A	1,237,211	155,035
*,1	Ironwood Pharmaceuticals Inc. Class A	10,902,066	144,670
*	Oak Street Health Inc.	1,977,026	124,632
	Royalty Pharma plc Class A	3,053,455	116,642
*	Quidel Corp.	706,112	99,894
*	Exact Sciences Corp.	911,215	98,265
	Encompass Health Corp.	1,118,557	93,120
*	Acceleron Pharma Inc.	736,056	92,051
*	Blueprint Medicines Corp.	1,037,193	91,138
*	agilon health Inc.	2,278,694	83,833
*	Turning Point Therapeutics Inc.	1,296,184	82,722
*	Arena Pharmaceuticals Inc.	1,307,123	80,859
*	NeoGenomics Inc.	1,694,495	78,116
*	Sarepta Therapeutics Inc.	1,020,307	69,156
*	Kodiak Sciences Inc.	803,001	67,324
*	Karuna Therapeutics Inc.	514,899	58,812
*	Masimo Corp.	198,716	54,128
*	Apellis Pharmaceuticals Inc.	841,533	53,850
*	Glaukos Corp.	934,746	47,672
*	PTC Therapeutics Inc.	1,235,744	47,366
*	Rocket Pharmaceuticals Inc.	1,199,337	42,960
*,3	ALX Oncology Holdings Inc.	654,935	38,353
*,3	Oscar Health Inc. Class A	2,116,136	35,826
*	Horizon Therapeutics plc	339,230	33,930
*	Sage Therapeutics Inc.	772,758	33,793
*	Relay Therapeutics Inc.	950,758	30,843
*	Amicus Therapeutics Inc.	3,307,491	30,727
*	Nevro Corp.	181,959	28,204
*	REVOLUTION Medicines Inc.	952,971	27,293
*	TG Therapeutics Inc.	480,391	16,809
*	NanoString Technologies Inc.	236,755	14,665
*	Sana Biotechnology Inc.	828,587	13,498
		Shares	Market Value• ($000)
*	Allakos Inc.	163,604	13,016
			36,879,525
Total Common Stocks (Cost $28,170,609)			50,845,758
Temporary Cash Investments (1.9%)
Money Market Fund (0.0%)
[4,5]	Vanguard Market Liquidity Fund 0.064%	61,321	6,132
		Face Amount ($000)
Repurchase Agreements (1.6%)
	Bank of America Securities LLC, 0.050%, 8/2/21 (Dated 7/30/21, Repurchase Value $104,400,000, collateralized by Federal National Mortgage Association 0.000%, 10/1/21–1/3/22, and U.S. Treasury Note/Bond 0.750%, 4/30/26, with a value of $106,488,000)	104,400	104,400
	Bank of Nova Scotia, 0.050%, 8/2/21 (Dated 7/30/21, Repurchase Value $237,301,000, collateralized by U.S. Treasury Bill 0.000%, 1/20/22, and U.S. Treasury Note/Bond 0.125%–3.125%, 8/31/21–8/15/50, with a value of $242,047,000)	237,300	237,300
	Barclays Capital Inc., 0.050%, 8/2/21 (Dated 7/30/21, Repurchase Value $29,000,000, collateralized by U.S. Treasury Note/Bond 0.250%, 6/30/25, with a value of $29,580,000)	29,000	29,000

5

Health Care Fund
	Face Amount ($000)	Market Value• ($000)
BNP Paribas Securities Corp., 0.050%, 8/2/21 (Dated 7/30/21, Repurchase Value $58,100,000, collateralized by Federal Home Loan Mortgage Corp. 2.500%–5.000%, 8/1/33–4/1/50, Federal National Mortgage Association 1.500%–5.000%, 8/1/33–3/1/51, Government National Mortgage Association 1.875%–3.000%, 11/20/34–6/20/50, U.S. Treasury Bill 0.000%, 6/16/22, and U.S. Treasury Note/Bond 1.250%–8.000%, 11/15/21–5/15/51, with a value of $59,262,000)	58,100	58,100
Credit Agricole Securities (USA) Inc., 0.050%, 8/2/21 (Dated 7/30/21, Repurchase Value $13,100,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 3.875%, 4/15/29, with a value of $13,362,000)	13,100	13,100
HSBC Bank USA, 0.045%, 8/2/21 (Dated 7/30/21, Repurchase Value $76,600,000, collateralized by U.S. Treasury Bill 0.000%, 10/26/21–6/16/22, and U.S. Treasury Note/Bond 2.875%, 5/31/25, with a value of $78,132,000)	76,600	76,600
HSBC Bank USA, 0.050%, 8/2/21 (Dated 7/30/21, Repurchase Value $45,100,000, collateralized by Federal Home Loan Mortgage Corp. 3.000%–4.500%, 12/1/25–6/1/47, and Federal National Mortgage Association 2.500%–4.690%, 2/1/30–6/1/51, with a value of $46,002,000)	45,100	45,100
	Face Amount ($000)	Market Value• ($000)
Naxtixis SA, 0.040%, 8/2/21 (Dated 7/30/21, Repurchase Value $116,100,000, collateralized by U.S. Treasury Bill 0.000%, 12/9/21, U.S. Treasury Inflation Indexed Note/Bond 0.125%–3.625%, 4/15/25–7/15/29, and U.S. Treasury Note/Bond 0.125%–3.375%, 8/31/22-2/15/47, with a value of $118,422,000)	116,100	116,100
Nomura International plc, 0.050%, 8/2/21 (Dated 7/30/21, Repurchase Value $90,300,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.105%–0.204%, 1/31/22–10/31/22, and U.S. Treasury Note/Bond 0.125%–2.375%, 8/15/21–11/15/49, with a value of $92,106,000)	90,300	90,300
RBC Capital Markets LLC, 0.050%, 8/2/21 (Dated 7/30/21, Repurchase Value $11,500,000, collateralized by Federal Home Loan Mortgage Corp. 2.500%, 6/1/51, with a value of $11,730,000)	11,500	11,500
Wells Fargo & Co., 0.060%, 8/2/21 (Dated 7/30/21, Repurchase Value $12,300,000, collateralized by Federal National Mortgage Association 3.500%, 1/1/48, with a value of $12,546,000)	12,300	12,300
		793,800

6

Health Care Fund
	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (0.3%)
U.S. Treasury Bill, 0.015%, 8/26/21	150,000	149,996
Total Temporary Cash Investments (Cost $949,930)		949,928
Total Investments (99.9%) (Cost $29,120,539)		51,795,686
Other Assets and Liabilities— Net (0.1%)		76,394
Net Assets (100%)		51,872,080
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, the aggregate value was $515,780,000, representing 1.0% of net assets.
3	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,685,000.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $6,036,000 was received for securities on loan.
ADR—American Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.
7

Health Care Fund
Statement of Assets and Liabilities
As of July 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $25,467,675)	46,761,193
Affiliated Issuers (Cost $3,652,864)	5,034,493
Total Investments in Securities	51,795,686
Investment in Vanguard	1,767
Receivables for Investment Securities Sold	308
Receivables for Accrued Income	113,397
Receivables for Capital Shares Issued	5,550
Total Assets	51,916,708
Liabilities
Foreign Currency Due to Custodian, at Value (Proceeds $0)	5
Due to Custodian	285
Payables for Investment Securities Purchased	6,279
Collateral for Securities on Loan	6,036
Payables to Investment Advisor	12,720
Payables for Capital Shares Redeemed	15,940
Payables to Vanguard	3,363
Total Liabilities	44,628
Net Assets	51,872,080
At July 31, 2021, net assets consisted of:

Paid-in Capital	26,998,333
Total Distributable Earnings (Loss)	24,873,747
Net Assets	51,872,080

Investor Shares—Net Assets
Applicable to 37,038,161 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,742,785
Net Asset Value Per Share—Investor Shares	$236.05

Admiral Shares—Net Assets
Applicable to 433,234,728 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	43,129,295
Net Asset Value Per Share—Admiral Shares	$99.55

See accompanying Notes, which are an integral part of the Financial Statements.
8

Health Care Fund
Statement of Operations

Six Months Ended July 31, 2021
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	316,583
Dividends—Affiliated Issuers[2]	22,609
Interest—Unaffiliated Issuers	120
Securities Lending—Net	1,262
Total Income	340,574
Expenses
Investment Advisory Fees—Note B
Basic Fee	35,629
Performance Adjustment	(7,565)
The Vanguard Group—Note C
Management and Administrative—Investor Shares	7,368
Management and Administrative—Admiral Shares	27,545
Marketing and Distribution—Investor Shares	358
Marketing and Distribution—Admiral Shares	607
Custodian Fees	408
Shareholders’ Reports—Investor Shares	88
Shareholders’ Reports—Admiral Shares	64
Trustees’ Fees and Expenses	38
Total Expenses	64,540
Net Investment Income	276,034
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers	2,180,277
Investment Securities Sold—Affiliated Issuers	(117,739)
Forward Currency Contracts	(35)
Foreign Currencies	(1,779)
Realized Net Gain (Loss)	2,060,724
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	1,780,110
Investment Securities—Affiliated Issuers	504,966
Foreign Currencies	(607)
Change in Unrealized Appreciation (Depreciation)	2,284,469
Net Increase (Decrease) in Net Assets Resulting from Operations	4,621,227
1	Dividends are net of foreign withholding taxes of $14,208,000.
2	Dividends are net of foreign withholding taxes of $3,643,000.

See accompanying Notes, which are an integral part of the Financial Statements.
9

Health Care Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2021	Year Ended January 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	276,034	468,625
Realized Net Gain (Loss)	2,060,724	3,076,612
Change in Unrealized Appreciation (Depreciation)	2,284,469	3,557,011
Net Increase (Decrease) in Net Assets Resulting from Operations	4,621,227	7,102,248
Distributions
Investor Shares	(125,171)	(659,397)
Admiral Shares	(614,729)	(3,142,312)
Total Distributions	(739,900)	(3,801,709)
Capital Share Transactions
Investor Shares	(253,463)	(1,001,082)
Admiral Shares	(866,457)	(44,287)
Net Increase (Decrease) from Capital Share Transactions	(1,119,920)	(1,045,369)
Total Increase (Decrease)	2,761,407	2,255,170
Net Assets
Beginning of Period	49,110,673	46,855,503
End of Period	51,872,080	49,110,673

See accompanying Notes, which are an integral part of the Financial Statements.
10

Health Care Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2021	Year Ended January 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$218.60	$204.57	$203.34	$215.96	$189.88	$200.67
Investment Operations
Net Investment Income	1.196[1]	2.005[1]	2.506[1]	2.375[1]	2.162[1]	2.039
Net Realized and Unrealized Gain (Loss) on Investments	19.583	29.203	23.326	2.489	38.929	2.951
Total from Investment Operations	20.779	31.208	25.832	4.864	41.091	4.990
Distributions
Dividends from Net Investment Income	(.368)	(1.886)	(2.428)	(2.323)	(2.059)	(1.854)
Distributions from Realized Capital Gains	(2.961)	(15.292)	(22.174)	(15.161)	(12.952)	(13.926)
Total Distributions	(3.329)	(17.178)	(24.602)	(17.484)	(15.011)	(15.780)
Net Asset Value, End of Period	$236.05	$218.60	$204.57	$203.34	$215.96	$189.88
Total Return[2]	9.67%	16.16%	13.16%	2.76%	22.29%	2.71%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,743	$8,342	$8,729	$8,850	$9,853	$9,636
Ratio of Total Expenses to Average Net Assets[3]	0.30%	0.32%	0.32%	0.34%	0.38%	0.37%
Ratio of Net Investment Income to Average Net Assets	1.08%	0.95%	1.25%	1.12%	1.02%	0.98%
Portfolio Turnover Rate	9%	18%	18%	16%	11%	12%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.03%), (0.01%), (0.02%), 0.00%, 0.04%, and 0.04%.

See accompanying Notes, which are an integral part of the Financial Statements.
11

Health Care Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2021	Year Ended January 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$92.17	$86.27	$85.75	$91.08	$80.09	$84.64
Investment Operations
Net Investment Income	.528[1]	.883[1]	1.097[1]	1.036[1]	.938[1]	.908
Net Realized and Unrealized Gain (Loss) on Investments	8.259	12.316	9.844	1.057	16.436	1.244
Total from Investment Operations	8.787	13.199	10.941	2.093	17.374	2.152
Distributions
Dividends from Net Investment Income	(.158)	(.849)	(1.068)	(1.027)	(.920)	(.828)
Distributions from Realized Capital Gains	(1.249)	(6.450)	(9.353)	(6.396)	(5.464)	(5.874)
Total Distributions	(1.407)	(7.299)	(10.421)	(7.423)	(6.384)	(6.702)
Net Asset Value, End of Period	$99.55	$92.17	$86.27	$85.75	$91.08	$80.09
Total Return[2]	9.70%	16.21%	13.22%	2.81%	22.35%	2.76%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$43,129	$40,769	$38,126	$37,888	$39,214	$33,715
Ratio of Total Expenses to Average Net Assets[3]	0.25%	0.27%	0.27%	0.28%	0.33%	0.32%
Ratio of Net Investment Income to Average Net Assets	1.13%	0.99%	1.30%	1.18%	1.07%	1.03%
Portfolio Turnover Rate	9%	18%	18%	16%	11%	12%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.03%), (0.01%), (0.02%), 0.00%, 0.04%, and 0.04%.

See accompanying Notes, which are an integral part of the Financial Statements.
12

Health Care Fund
Notes to Financial Statements
Vanguard Health Care Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default,
13

Health Care Fund
the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended July 31, 2021, the fund’s average investment in forward currency contracts represented 0% of net assets, based on the average of the notional amounts at each quarter-end during the period.
The fund had no open forward currency contracts at July 31, 2021.
4. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
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Health Care Fund
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
15

Health Care Fund
For the six months ended July 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	Wellington Management Company llp provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund’s performance relative to the MSCI All Country World Health Care Index for the preceding three years. For the six months ended July 31, 2021, the investment advisory fee represented an effective annual basic rate of 0.14% of the fund’s average net assets, before a net decrease of $7,565,000 (0.03%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2021, the fund had contributed to Vanguard capital in the amount of $1,767,000, representing less than 0.01% of the fund’s net assets and 0.71% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
16

Health Care Fund
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of July 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	36,905,624	—	—	36,905,624
Common Stocks—Other	768,931	13,171,203	—	13,940,134
Temporary Cash Investments	6,132	943,796	—	949,928
Total	37,680,687	14,114,999	—	51,795,686
E.	As of July 31, 2021, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	29,259,970
Gross Unrealized Appreciation	23,927,114
Gross Unrealized Depreciation	(1,391,398)
Net Unrealized Appreciation (Depreciation)	22,535,716
F.	During the six months ended July 31, 2021, the fund purchased $4,267,888,000 of investment securities and sold $5,518,181,000 of investment securities, other than temporary cash investments.
17

Health Care Fund
G.	Capital share transactions for each class of shares were:

	Six Months Ended July 31, 2021		Year Ended January 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	324,816	1,467	973,375	4,703
Issued in Lieu of Cash Distributions	117,864	554	619,156	3,096
Redeemed	(696,143)	(3,144)	(2,593,613)	(12,311)
Net Increase (Decrease)—Investor Shares	(253,463)	(1,123)	(1,001,082)	(4,512)
Admiral Shares
Issued	663,971	7,084	2,668,213	30,075
Issued in Lieu of Cash Distributions	543,250	6,058	2,766,485	32,638
Redeemed	(2,073,678)	(22,219)	(5,478,985)	(62,362)
Net Increase (Decrease)—Admiral Shares	(866,457)	(9,077)	(44,287)	351
H.	Certain of the fund investments were in companies that were considered to be affiliated companies of the fund because the fund owned more than 5% of the outstanding voting securities of the company or the issuer was another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Jan. 31, 2021 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jul. 31, 2021 Market Value ($000)
Agios Pharmaceuticals Inc.	302,276	—	67,189	(67,299)	79,799	—	—	247,587
Alkermes plc	285,577	—	—	—	66,395	—	—	351,972
Allscripts Healthcare Solutions Inc.	162,446	—	156,920	41,976	(47,502)	—	—	—
Alnylam Pharmaceuticals Inc.	1,178,188	—	24,255	11,091	207,291	—	—	1,372,315
Bluebird Bio Inc.	237,840	24,819	—	—	(106,642)	—	—	156,017
Eisai Co. Ltd.	1,303,206	—	—	—	165,515	11,652	—	1,468,721
Ironwood Pharmaceuticals Inc. Class A	111,419	—	—	—	33,251	—	—	144,670
Nektar Therapeutics Class A	257,000	—	33,455	(103,507)	59,711	—	—	179,749
UCB SA	1,060,182	—	—	—	47,148	10,957	—	1,107,330
Vanguard Market Liquidity Fund	96	NA1	NA1	—	—	—	—	6,132
Total	4,898,230			(117,739)	504,966	22,609	—	5,034,493
1	Not applicable—purchases and sales are for temporary cash investment purposes.
18

Health Care Fund
I.	Management has determined that no events or transactions occurred subsequent to July 31, 2021, that would require recognition or disclosure in these financial statements.
19

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Health Care Fund has renewed the fund’s investment advisory arrangement with Wellington Management Company llp (Wellington Management). The board determined that renewing the fund’s advisory arrangement was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional investment managers. The portfolio manager is aided by a team of experienced Global Industry Analysts who cover health care industries. This health care team uses intensive fundamental analysis and deep knowledge of health care science and technology to identify companies with high-quality balance sheets, strong management, and the potential for new products that will lead to above-average growth in revenue and earnings. The advisor invests in stocks broadly representing the health care industry, seeking to maintain exposure across five primary subsectors: large-cap biotech/pharmaceuticals, mid-cap biotech/pharmaceuticals, small-cap biotech/pharmaceuticals, health care services, and medical technology. Wellington Management has advised the fund since its inception in 1984.
The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
20

Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below the peer-group average.
The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule for Wellington Management. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
21

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Specialized Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Health Care Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
22

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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
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© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q522 092021

Semiannual Report  |  July 31, 2021
Vanguard Real Estate Index Funds
Vanguard Real Estate Index Fund
Vanguard Real Estate II Index Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended July 31, 2021
	Beginning Account Value 1/31/2021	Ending Account Value 7/31/2021	Expenses Paid During Period
Based on Actual Fund Return
Real Estate Index Fund
Investor Shares	$1,000.00	$1,266.60	$1.46
ETF Shares	1,000.00	1,267.50	0.67
AdmiralTM Shares	1,000.00	1,267.70	0.67
Institutional Shares	1,000.00	1,267.50	0.56
Real Estate II Index Fund	$1,000.00	$1,268.10	$0.45
Based on Hypothetical 5% Yearly Return
Real Estate Index Fund
Investor Shares	$1,000.00	$1,023.51	$1.30
ETF Shares	1,000.00	1,024.20	0.60
Admiral Shares	1,000.00	1,024.20	0.60
Institutional Shares	1,000.00	1,024.30	0.50
Real Estate II Index Fund	$1,000.00	$1,024.40	$0.40
The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Real Estate Index Fund, 0.26% for Investor Shares, 0.12% for ETF Shares, 0.12% for Admiral Shares, and 0.10% for Institutional Shares; and for the Real Estate II Index Fund, 0.08%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Real Estate Index Fund
Fund Allocation
As of July 31, 2021
Diversified Real Estate Activities	0.2%
Diversified REITs	3.9
Health Care REITs	8.4
Hotel & Resort REITs	2.9
Industrial REITs	11.0
Office REITs	7.1
Real Estate Development	0.3
Real Estate Operating Companies	0.2
Real Estate Services	4.0
Residential REITs	14.9
Retail REITs	9.6
Specialized REITs	37.5
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Real Estate Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Equity Real Estate Investment Trusts (REITs) (95.7%)
Diversified REITs (3.5%)
	WP Carey Inc.	8,210,363	662,494
	VEREIT Inc.	10,720,525	524,984
	STORE Capital Corp.	11,058,719	400,215
[1]	Broadstone Net Lease Inc.	6,822,411	177,519
*	DigitalBridge Group Inc.	22,629,209	157,499
	Essential Properties Realty Trust Inc.	5,005,265	149,157
	PS Business Parks Inc.	964,737	148,251
	Washington REIT	3,960,011	96,189
	American Assets Trust Inc.	2,406,260	88,863
	iStar Inc.	3,455,277	83,721
	Empire State Realty Trust Inc. Class A	6,787,213	77,578
	Global Net Lease Inc.	4,199,319	77,562
	Alexander & Baldwin Inc.	3,386,473	67,797
	Gladstone Commercial Corp.	1,673,233	38,786
	Armada Hoffler Properties Inc.	2,776,600	36,096
	One Liberty Properties Inc.	770,908	23,582
			2,810,293
Health Care REITs (7.4%)
	Welltower Inc.	19,535,126	1,696,821
	Ventas Inc.	17,535,850	1,048,293
	Healthpeak Properties Inc.	25,213,767	932,153
	Medical Properties Trust Inc.	27,066,393	569,206
	Omega Healthcare Investors Inc.	10,845,142	393,462
	Healthcare Trust of America Inc. Class A	10,236,927	292,674
	Healthcare Realty Trust Inc.	6,538,819	208,458
	Physicians Realty Trust	9,742,356	184,618
		Shares	Market Value• ($000)
	Sabra Health Care REIT Inc.	9,858,942	183,278
	National Health Investors Inc.	2,009,200	137,088
	CareTrust REIT Inc.	4,488,365	108,259
	LTC Properties Inc.	1,835,295	69,466
	Community Healthcare Trust Inc.	1,067,342	53,186
	Diversified Healthcare Trust	11,151,607	43,491
	Global Medical REIT Inc.	2,654,079	41,297
	Universal Health Realty Income Trust	644,718	38,522
	New Senior Investment Group Inc.	3,886,921	35,837
			6,036,109
Hotel & Resort REITs (2.5%)
*	Host Hotels & Resorts Inc.	33,015,350	525,934
	MGM Growth Properties LLC Class A	7,041,108	266,154
*	Park Hotels & Resorts Inc.	11,038,955	204,221
*	Ryman Hospitality Properties Inc.	2,444,054	187,459
	Apple Hospitality REIT Inc.	9,923,012	148,349
	Pebblebrook Hotel Trust	6,146,331	138,231
*	Sunstone Hotel Investors Inc.	10,088,813	116,425
	RLJ Lodging Trust	7,722,510	110,818
*	Xenia Hotels & Resorts Inc.	5,323,447	94,119
	Service Properties Trust	7,715,008	85,868
*	DiamondRock Hospitality Co.	9,833,336	84,665
*	Summit Hotel Properties Inc.	4,947,303	44,575
*	Chatham Lodging Trust	2,203,409	27,058
*	CorePoint Lodging Inc.	1,902,982	25,576
			2,059,452

Real Estate Index Fund
		Shares	Market Value• ($000)
Industrial REITs (9.7%)
	Prologis Inc.	34,610,944	4,431,585
	Duke Realty Corp.	17,494,406	890,115
	Americold Realty Trust	11,189,412	434,709
	Rexford Industrial Realty Inc.	6,149,818	378,337
	First Industrial Realty Trust Inc.	6,045,084	331,150
	EastGroup Properties Inc.	1,856,362	327,128
	STAG Industrial Inc.	7,412,921	306,302
	Innovative Industrial Properties Inc.	1,119,672	240,718
	Terreno Realty Corp.	3,212,156	219,583
	Lexington Realty Trust	12,984,889	170,751
	Monmouth Real Estate Investment Corp.	4,371,974	83,243
	Industrial Logistics Properties Trust	3,057,562	82,860
			7,896,481
Office REITs (6.3%)
	Alexandria Real Estate Equities Inc.	6,077,965	1,223,738
	Boston Properties Inc.	6,924,108	812,752
	Kilroy Realty Corp.	4,902,544	339,599
	Vornado Realty Trust	7,613,573	331,190
	Cousins Properties Inc.	6,952,604	276,158
	Douglas Emmett Inc.	8,211,398	274,261
	SL Green Realty Corp.	3,299,428	245,675
	Highwoods Properties Inc.	4,862,797	231,907
	Hudson Pacific Properties Inc.	7,063,233	192,544
	JBG SMITH Properties	5,541,438	180,817
	Corporate Office Properties Trust	5,247,829	154,496
	Equity Commonwealth	5,694,419	149,706
	Brandywine Realty Trust	7,988,111	111,514
	Piedmont Office Realty Trust Inc. Class A	5,798,534	110,288
	Columbia Property Trust Inc.	5,377,096	89,636
	Easterly Government Properties Inc.	3,844,972	87,281
	Paramount Group Inc.	8,204,241	80,073
	Office Properties Income Trust	2,260,131	65,499
*	Mack-Cali Realty Corp.	3,395,772	61,124
	City Office REIT Inc.	2,026,906	26,086
	Franklin Street Properties Corp.	4,762,661	24,861
*,2	New York REIT Liquidating LLC	1,208	14
			5,069,219
		Shares	Market Value• ($000)
Other (11.6%)[3]
[4,5]	Vanguard Real Estate II Index Fund	365,543,416	9,381,743
Residential REITs (13.1%)
	AvalonBay Communities Inc.	6,530,461	1,487,835
	Equity Residential	16,270,206	1,368,812
	Invitation Homes Inc.	26,549,005	1,080,014
	Mid-America Apartment Communities Inc.	5,353,841	1,033,827
	Essex Property Trust Inc.	3,042,077	998,105
	Sun Communities Inc.	5,036,946	987,795
	UDR Inc.	13,892,993	763,976
	Camden Property Trust	4,566,362	682,169
	Equity LifeStyle Properties Inc.	8,106,126	679,293
	American Homes 4 Rent Class A	13,296,086	558,436
	Apartment Income REIT Corp.	6,967,372	366,762
	American Campus Communities Inc.	6,442,397	324,117
[1]	Independence Realty Trust Inc.	4,768,181	91,931
	NexPoint Residential Trust Inc.	1,055,507	62,222
	Centerspace	610,875	54,979
	Apartment Investment & Management Co. Class A	6,966,556	48,487
	UMH Properties Inc.	1,952,395	45,452
	Preferred Apartment Communities Inc.	2,337,413	24,636
			10,658,848
Retail REITs (8.5%)
	Simon Property Group Inc.	14,974,760	1,894,607
	Realty Income Corp.	17,476,799	1,228,444
	Regency Centers Corp.	7,154,591	467,982
	Kimco Realty Corp.	20,235,224	431,617
	National Retail Properties Inc.	8,201,387	400,802
	Federal Realty Investment Trust	3,232,059	379,864
	Brixmor Property Group Inc.	13,892,236	319,799
	Spirit Realty Capital Inc.	5,375,263	269,946
	Agree Realty Corp.	2,970,101	223,203
	Weingarten Realty Investors	5,696,024	183,355
	Retail Properties of America Inc. Class A	10,044,821	126,665
	SITE Centers Corp.	7,241,006	114,842
	Macerich Co.	6,881,058	112,161

Real Estate Index Fund
		Shares	Market Value• ($000)
	Urban Edge Properties	5,477,395	104,071
	Retail Opportunity Investments Corp.	5,529,547	97,707
	Acadia Realty Trust	4,039,047	86,435
	Kite Realty Group Trust	3,946,270	79,557
[1]	Tanger Factory Outlet Centers Inc.	4,380,634	75,216
	Getty Realty Corp.	1,739,990	54,966
	RPT Realty	3,800,917	48,424
	NETSTREIT Corp.	1,841,928	47,798
	American Finance Trust Inc. Class A	5,094,920	43,154
	Saul Centers Inc.	660,711	30,128
	Alexander's Inc.	107,705	30,033
	Urstadt Biddle Properties Inc. Class A	1,392,787	26,560
*	Seritage Growth Properties Class A	1,234,161	19,586
*,2	Spirit MTA REIT	2,071,263	554
	Urstadt Biddle Properties Inc.	16,032	269
			6,897,745
Specialized REITs (33.1%)
	American Tower Corp.	20,798,560	5,881,834
	Crown Castle International Corp.	19,936,706	3,849,579
	Equinix Inc.	4,153,976	3,407,963
	Public Storage	7,367,643	2,302,241
	Digital Realty Trust Inc.	12,862,730	1,982,918
	SBA Communications Corp.	5,116,738	1,744,757
	Weyerhaeuser Co.	34,999,235	1,180,524
	Extra Space Storage Inc.	6,147,960	1,070,606
	VICI Properties Inc.	25,119,360	783,473
	Iron Mountain Inc.	13,499,464	590,737
	Gaming & Leisure Properties Inc.	10,351,165	490,024
	CubeSmart	9,137,443	453,765
	Lamar Advertising Co. Class A	4,044,278	431,120
	Life Storage Inc.	3,531,109	414,411
	CyrusOne Inc.	5,636,715	401,729
	CoreSite Realty Corp.	2,001,479	276,624
	Rayonier Inc.	6,449,681	243,218
	QTS Realty Trust Inc. Class A	3,022,152	234,851
	National Storage Affiliates Trust	3,878,252	210,085
	EPR Properties	3,498,410	175,970
	PotlatchDeltic Corp.	3,130,960	162,622
*	Outfront Media Inc.	6,757,354	161,433
	Uniti Group Inc.	10,893,693	127,565
	Four Corners Property Trust Inc.	3,562,459	102,278
	Safehold Inc.	747,350	67,501
		Shares	Market Value• ($000)
[1]	GEO Group Inc.	5,678,620	39,296
[1]	Gladstone Land Corp.	1,225,730	28,584
	CatchMark Timber Trust Inc. Class A	2,277,340	26,622
			26,842,330
Total Equity Real Estate Investment Trusts (REITs) (Cost $58,991,878)			77,652,220
Real Estate Management & Development (4.0%)
Diversified Real Estate Activities (0.1%)
	St. Joe Co.	1,514,673	68,569
	RMR Group Inc. Class A	721,618	28,316
*	Five Point Holdings LLC Class A	2,748,239	23,003
			119,888
Real Estate Development (0.2%)
*	Howard Hughes Corp.	1,933,947	179,296
*	Forestar Group Inc.	785,190	16,073
			195,369
Real Estate Operating Companies (0.2%)
	Kennedy-Wilson Holdings Inc.	5,953,712	120,206
*	FRP Holdings Inc.	285,914	17,192
			137,398
Real Estate Services (3.5%)
*	CBRE Group Inc. Class A	15,707,267	1,515,123
*	Jones Lang LaSalle Inc.	2,392,261	532,446
*	Redfin Corp.	3,996,752	234,090
*	Cushman & Wakefield plc	6,234,303	116,394
*	eXp World Holdings Inc.	2,946,549	105,840
	Newmark Group Inc. Class A	7,447,584	95,925
*	Realogy Holdings Corp.	5,405,790	95,791
*	Opendoor Technologies Inc.	5,404,078	80,088
*	Marcus & Millichap Inc.	1,106,666	44,034
	RE/MAX Holdings Inc. Class A	870,505	29,858
			2,849,589
Total Real Estate Management & Development (Cost $2,377,448)			3,302,244

Real Estate Index Fund
	Shares	Market Value• ($000)
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[6,7] Vanguard Market Liquidity Fund, 0.064% (Cost $372,969)	3,730,140	373,013
Total Investments (100.2%) (Cost $61,742,295)		81,327,477
Other Assets and Liabilities—Net (-0.2%)		(167,955)
Net Assets (100%)		81,159,522
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $157,112,000.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5	Represents a wholly owned subsidiary of the fund. See accompanying financial statements for Vanguard Real Estate II Index Fund's Schedule of Investments.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $167,448,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Real Estate Index Fund

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Crown Castle International Corp.	1/31/22	GSI	50,543	(0.139)	—	(2,272)
Digital Realty Trust Inc.	1/31/22	GSI	39,273	(0.139)	—	(734)
Equinix Inc.	1/31/22	GSI	20,851	(0.139)	—	(342)
Equity Residential	1/31/22	GSI	24,966	(0.139)	272	—
Redfin Corp.	1/31/22	GSI	19,390	(0.089)	1,109	—
Seritage Growth Properties Class A	1/31/22	GSI	6,486	(0.089)	—	(202)
Simon Property Group Inc.	1/31/22	GSI	50,616	(0.139)	550	—
					1,931	(3,550)
1	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
GSI—Goldman Sachs International.

See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund
Statement of Assets and Liabilities
As of July 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $54,361,781)	71,572,721
Affiliated Issuers (Cost $372,969)	373,013
Vanguard Real Estate II Index Fund (Cost $7,007,545)	9,381,743
Total Investments in Securities	81,327,477
Investment in Vanguard	2,339
Cash	8,339
Cash Collateral Pledged—Over-the-Counter Swap Contracts	3,380
Receivables for Accrued Income	33,806
Receivables for Capital Shares Issued	18,405
Unrealized Appreciation—Over-the-Counter Swap Contracts	1,931
Total Assets	81,395,677
Liabilities
Payables for Investment Securities Purchased	39,670
Collateral for Securities on Loan	167,448
Payables for Capital Shares Redeemed	21,518
Payables to Vanguard	3,969
Unrealized Depreciation—Over-the-Counter Swap Contracts	3,550
Total Liabilities	236,155
Net Assets	81,159,522

Real Estate Index Fund
Statement of Assets and Liabilities (continued)
At July 31, 2021, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	63,378,439
Total Distributable Earnings (Loss)	17,781,083
Net Assets	81,159,522

Investor Shares—Net Assets
Applicable to 6,051,720 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	213,767
Net Asset Value Per Share—Investor Shares	$35.32

ETF Shares—Net Assets
Applicable to 412,146,444 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	43,816,072
Net Asset Value Per Share—ETF Shares	$106.31

Admiral Shares—Net Assets
Applicable to 167,483,061 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	25,234,941
Net Asset Value Per Share—Admiral Shares	$150.67

Institutional Shares—Net Assets
Applicable to 510,061,733 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,894,742
Net Asset Value Per Share—Institutional Shares	$23.32
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund
Statement of Operations

Six Months Ended July 31, 2021
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers	807,193
Dividends—Vanguard Real Estate II Index Fund	106,864
Interest—Affiliated Issuers	34
Securities Lending—Net	1,127
Total Income	915,218
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,325
Management and Administrative—Investor Shares	232
Management and Administrative—ETF Shares	20,016
Management and Administrative—Admiral Shares	11,880
Management and Administrative—Institutional Shares	4,739
Marketing and Distribution—Investor Shares	14
Marketing and Distribution—ETF Shares	711
Marketing and Distribution—Admiral Shares	540
Marketing and Distribution—Institutional Shares	136
Custodian Fees	103
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—ETF Shares	587
Shareholders’ Reports—Admiral Shares	154
Shareholders’ Reports—Institutional Shares	45
Trustees’ Fees and Expenses	20
Total Expenses	40,503
Net Investment Income	874,715
Realized Net Gain (Loss)
Capital Gain Distributions Received—Unaffiliated Issuers	28,694
Capital Gain Distributions Received—Vanguard Real Estate II Index Fund	—
Investment Securities Sold—Unaffiliated Issuers[1]	743,283
Investment Securities Sold—Affiliated Issuers[1]	30
Investment Securities Sold—Vanguard Real Estate II Index Fund	—
Swap Contracts	25,929
Realized Net Gain (Loss)	797,936

Real Estate Index Fund
Statement of Operations (continued)
Six Months Ended July 31, 2021
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	13,214,089
Investment Securities—Affiliated Issuers	(31)
Investment Securities—Vanguard Real Estate II Index Fund	1,877,266
Swap Contracts	(1,619)
Change in Unrealized Appreciation (Depreciation)	15,089,705
Net Increase (Decrease) in Net Assets Resulting from Operations	16,762,356
1	Includes $1,014,170,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2021	Year Ended January 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	874,715	1,355,272
Realized Net Gain (Loss)	797,936	1,060,800
Change in Unrealized Appreciation (Depreciation)	15,089,705	(7,797,964)
Net Increase (Decrease) in Net Assets Resulting from Operations	16,762,356	(5,381,892)
Distributions
Investor Shares	(2,460)	(4,393)
ETF Shares	(502,309)	(714,428)
Admiral Shares	(293,799)	(458,678)
Institutional Shares	(140,314)	(213,294)
Return of Capital
Investor Shares	—	(3,129)
ETF Shares	—	(508,885)
Admiral Shares	—	(326,715)
Institutional Shares	—	(151,929)
Total Distributions	(938,882)	(2,381,451)
Capital Share Transactions
Investor Shares	(17,279)	(29,761)
ETF Shares	3,351,265	(1,176,383)
Admiral Shares	538,926	(1,182,290)
Institutional Shares	31,963	356,671
Net Increase (Decrease) from Capital Share Transactions	3,904,875	(2,031,763)
Total Increase (Decrease)	19,728,349	(9,795,106)
Net Assets
Beginning of Period	61,431,173	71,226,279
End of Period	81,159,522	61,431,173
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2021	Year Ended January 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$28.23	$31.21	$27.69	$26.40	$27.38	$25.59
Investment Operations
Net Investment Income	.374[1]	.586[1]	.719[1]	.787[1]	.761[1]	.746
Net Realized and Unrealized Gain (Loss) on Investments	7.111	(2.498)	3.801	1.639	(.614)	2.324
Total from Investment Operations	7.485	(1.912)	4.520	2.426	.147	3.070
Distributions
Dividends from Net Investment Income	(.395)	(.624)	(.752)	(.851)	(.788)	(.752)
Distributions from Realized Capital Gains	—	—	—	—	(.011)	(.187)
Return of Capital	—	(.444)	(.248)	(.285)	(.328)	(.341)
Total Distributions	(.395)	(1.068)	(1.000)	(1.136)	(1.127)	(1.280)
Net Asset Value, End of Period	$35.32	$28.23	$31.21	$27.69	$26.40	$27.38
Total Return[2]	26.66%	-5.88%	16.59%	9.53%	0.45%	12.07%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$214	$188	$243	$1,871	$2,143	$2,603
Ratio of Total Expenses to Average Net Assets	0.26%	0.26%	0.26%	0.25%	0.26%	0.26%
Ratio of Net Investment Income to Average Net Assets	2.35%	2.18%	2.48%	3.02%	2.87%	2.60%
Portfolio Turnover Rate[3]	3%	8%	6%	24%	6%	7%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2021	Year Ended January 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$84.96	$93.93	$83.36	$79.47	$82.43	$77.05
Investment Operations
Net Investment Income	1.179[1]	1.889[1]	2.335[1]	2.487[1]	2.499[1]	2.334
Net Realized and Unrealized Gain (Loss) on Investments	21.427	(7.525)	11.379	4.934	(1.945)	7.022
Total from Investment Operations	22.606	(5.636)	13.714	7.421	.554	9.356
Distributions
Dividends from Net Investment Income	(1.256)	(1.947)	(2.364)	(2.646)	(2.458)	(2.353)
Distributions from Realized Capital Gains	—	—	—	—	(.034)	(.563)
Return of Capital	—	(1.387)	(.780)	(.885)	(1.022)	(1.060)
Total Distributions	(1.256)	(3.334)	(3.144)	(3.531)	(3.514)	(3.976)
Net Asset Value, End of Period	$106.31	$84.96	$93.93	$83.36	$79.47	$82.43
Total Return	26.75%	-5.80%	16.70%	9.70%	0.59%	12.25%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$43,816	$32,064	$37,682	$30,857	$32,377	$33,527
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.45%	2.33%	2.60%	3.15%	3.01%	2.74%
Portfolio Turnover Rate[2]	3%	8%	6%	24%	6%	7%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2021	Year Ended January 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$120.40	$133.12	$118.14	$112.63	$116.83	$109.19
Investment Operations
Net Investment Income	1.663[1]	2.677[1]	3.315[1]	3.507[1]	3.538[1]	3.306
Net Realized and Unrealized Gain (Loss) on Investments	30.385	(10.672)	16.121	7.008	(2.761)	9.966
Total from Investment Operations	32.048	(7.995)	19.436	10.515	.777	13.272
Distributions
Dividends from Net Investment Income	(1.778)	(2.759)	(3.350)	(3.751)	(3.483)	(3.333)
Distributions from Realized Capital Gains	—	—	—	—	(.048)	(.798)
Return of Capital	—	(1.966)	(1.106)	(1.254)	(1.447)	(1.501)
Total Distributions	(1.778)	(4.725)	(4.456)	(5.005)	(4.978)	(5.632)
Net Asset Value, End of Period	$150.67	$120.40	$133.12	$118.14	$112.63	$116.83
Total Return[2]	26.77%	-5.74%	16.73%	9.69%	0.58%	12.23%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$25,235	$19,702	$23,274	$18,223	$17,757	$18,337
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.11%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.44%	2.33%	2.60%	3.16%	3.01%	2.74%
Portfolio Turnover Rate[3]	3%	8%	6%	24%	6%	7%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2021	Year Ended January 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$18.64	$20.60	$18.28	$17.43	$18.08	$16.90
Investment Operations
Net Investment Income	.259[1]	.421[1]	.518[1]	.543[1]	.568[1]	.515
Net Realized and Unrealized Gain (Loss) on Investments	4.698	(1.646)	2.496	1.085	(.444)	1.540
Total from Investment Operations	4.957	(1.225)	3.014	1.628	.124	2.055
Distributions
Dividends from Net Investment Income	(.277)	(.429)	(.522)	(.583)	(.542)	(.519)
Distributions from Realized Capital Gains	—	—	—	—	(.007)	(.123)
Return of Capital	—	(.306)	(.172)	(.195)	(.225)	(.233)
Total Distributions	(.277)	(.735)	(.694)	(.778)	(.774)	(.875)
Net Asset Value, End of Period	$23.32	$18.64	$20.60	$18.28	$17.43	$18.08
Total Return	26.75%	-5.68%	16.77%	9.70%	0.60%	12.23%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,895	$9,478	$10,027	$8,206	$8,176	$7,799
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.09%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.46%	2.37%	2.63%	3.18%	3.03%	2.76%
Portfolio Turnover Rate[2]	3%	8%	6%	24%	6%	7%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund
Notes to Financial Statements
Vanguard Real Estate Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
As a part of its principal investment strategy, the fund attempts to replicate its benchmark index by investing all, or substantially all, of its assets—either directly or indirectly through a wholly owned subsidiary—in the stocks that make up the index. Vanguard Real Estate II Index Fund is the wholly owned subsidiary in which the fund has invested a portion of its assets. For additional financial information about the Real Estate II Index Fund, refer to the accompanying financial statements.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in affiliated Vanguard funds are valued at that fund's net asset value.
2. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including

Real Estate Index Fund
bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended July 31, 2021, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. The portion of distributions that exceed a fund's current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in

Real Estate Index Fund
Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Distributions received from investment securities are recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Each investment security reports annually the tax character of its distributions. Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain, and return of capital reported by the investment securities, and management’s estimates of such amounts for investment security distributions for which actual information has not been reported. Income, capital gain, and return of capital distributions received from affiliated Vanguard funds are recorded on ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Real Estate Index Fund
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2021, the fund had contributed to Vanguard capital in the amount of $2,339,000, representing less than 0.01% of the fund’s net assets and 0.94% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of July 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	80,953,896	—	568	80,954,464
Temporary Cash Investments	373,013	—	—	373,013
Total	81,326,909	—	568	81,327,477

Derivative Financial Instruments
Assets
Swap Contracts	—	1,931	—	1,931
Liabilities
Swap Contracts	—	3,550	—	3,550

Real Estate Index Fund
D.	As of July 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	61,909,529
Gross Unrealized Appreciation	22,534,033
Gross Unrealized Depreciation	(3,117,704)
Net Unrealized Appreciation (Depreciation)	19,416,329
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2021, the fund had available capital losses totaling $2,472,556,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended July 31, 2021, the fund purchased $8,361,766,000 of investment securities and sold $4,572,194,000 of investment securities, other than temporary cash investments. Purchases and sales include $5,772,757,000 and $2,536,331,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
F.	Capital share transactions for each class of shares were:

	Six Months Ended July 31, 2021		Year Ended January 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	26,465	794	16,000	586
Issued in Lieu of Cash Distributions	2,460	77	7,522	282
Redeemed	(46,204)	(1,468)	(53,283)	(2,013)
Net Increase (Decrease)—Investor Shares	(17,279)	(597)	(29,761)	(1,145)
ETF Shares
Issued	5,888,466	60,628	8,299,471	100,643
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,537,201)	(25,900)	(9,475,854)	(124,400)
Net Increase (Decrease)—ETF Shares	3,351,265	34,728	(1,176,383)	(23,757)
Admiral Shares
Issued	2,100,630	15,314	3,229,939	28,465
Issued in Lieu of Cash Distributions	257,944	1,879	688,666	6,053
Redeemed	(1,819,648)	(13,341)	(5,100,895)	(45,719)
Net Increase (Decrease)—Admiral Shares	538,926	3,852	(1,182,290)	(11,201)

Real Estate Index Fund
	Six Months Ended July 31, 2021		Year Ended January 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued	991,262	46,898	1,959,562	112,493
Issued in Lieu of Cash Distributions	130,864	6,163	343,567	19,520
Redeemed	(1,090,163)	(51,579)	(1,946,458)	(110,090)
Net Increase (Decrease)—Institutional Shares	31,963	1,482	356,671	21,923
G.	Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Jan. 31, 2021 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jul. 31, 2021 Market Value ($000)
Vanguard Market Liquidity Fund	353,714	NA1	NA1	30	(31)	34	—	373,013
Vanguard Real Estate II Index Fund	7,399,530	106,864	—	—	1,877,266	106,864	—	9,381,743
Total	7,753,244	106,864	—	30	1,877,235	106,898	—	9,754,756
1	Not applicable—purchases and sales are for temporary cash investment purposes.
H.	Management has determined that no events or transactions occurred subsequent to July 31, 2021, that would require recognition or disclosure in these financial statements.

Real Estate II Index Fund
Fund Allocation
As of July 31, 2021
Diversified Real Estate Activities	0.2%
Diversified REITs	3.9
Health Care REITs	8.4
Hotel & Resort REITs	2.8
Industrial REITs	10.9
Office REITs	7.1
Real Estate Development	0.3
Real Estate Operating Companies	0.2
Real Estate Services	4.0
Residential REITs	14.9
Retail REITs	9.7
Specialized REITs	37.6
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Real Estate II Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Equity Real Estate Investment Trusts (REITs) (95.2%)
Diversified REITs (3.9%)
	WP Carey Inc.	1,072,485	86,539
	VEREIT Inc.	1,400,486	68,582
	STORE Capital Corp.	1,445,182	52,301
	Broadstone Net Lease Inc.	891,407	23,194
*	DigitalBridge Group Inc.	2,954,710	20,565
	Essential Properties Realty Trust Inc.	653,727	19,481
	PS Business Parks Inc.	126,032	19,367
	Washington REIT	517,115	12,561
	American Assets Trust Inc.	314,509	11,615
	iStar Inc.	451,960	10,951
	Empire State Realty Trust Inc. Class A	887,311	10,142
	Global Net Lease Inc.	547,851	10,119
	Alexander & Baldwin Inc.	443,112	8,871
	Gladstone Commercial Corp.	218,687	5,069
	Armada Hoffler Properties Inc.	363,020	4,719
	One Liberty Properties Inc.	100,808	3,084
			367,160
Health Care REITs (8.4%)
	Welltower Inc.	2,552,155	221,680
	Ventas Inc.	2,290,892	136,950
	Healthpeak Properties Inc.	3,293,823	121,773
	Medical Properties Trust Inc.	3,535,545	74,352
	Omega Healthcare Investors Inc.	1,417,123	51,413
	Healthcare Trust of America Inc. Class A	1,337,288	38,233
	Healthcare Realty Trust Inc.	854,236	27,233
	Physicians Realty Trust	1,272,786	24,119
	Sabra Health Care REIT Inc.	1,289,067	23,964
	National Health Investors Inc.	262,363	17,901
	CareTrust REIT Inc.	586,480	14,146
	LTC Properties Inc.	240,108	9,088
		Shares	Market Value• ($000)
	Community Healthcare Trust Inc.	139,442	6,948
	Diversified Healthcare Trust	1,454,880	5,674
	Global Medical REIT Inc.	346,790	5,396
	Universal Health Realty Income Trust	84,255	5,034
	New Senior Investment Group Inc.	507,008	4,675
			788,579
Hotel & Resort REITs (2.8%)
*	Host Hotels & Resorts Inc.	4,313,225	68,710
	MGM Growth Properties LLC Class A	920,288	34,787
*	Ryman Hospitality Properties Inc.	319,298	24,490
	Apple Hospitality REIT Inc.	1,296,196	19,378
*	Park Hotels & Resorts Inc.	1,043,149	19,298
	Pebblebrook Hotel Trust	802,691	18,053
*	Sunstone Hotel Investors Inc.	1,318,373	15,214
	RLJ Lodging Trust	1,008,669	14,474
*	Xenia Hotels & Resorts Inc.	695,249	12,292
	Service Properties Trust	1,007,519	11,214
*	DiamondRock Hospitality Co.	1,284,136	11,056
*	Summit Hotel Properties Inc.	647,542	5,834
*	Chatham Lodging Trust	287,710	3,533
*	CorePoint Lodging Inc.	248,278	3,337
			261,670
Industrial REITs (10.9%)
	Prologis Inc.	4,521,778	578,968
	Duke Realty Corp.	2,285,495	116,286
	Rexford Industrial Realty Inc.	803,576	49,436
	Americold Realty Trust	1,212,141	47,092
	First Industrial Realty Trust Inc.	789,612	43,255
	EastGroup Properties Inc.	242,462	42,727
	STAG Industrial Inc.	968,337	40,012

Real Estate II Index Fund
		Shares	Market Value• ($000)
	Innovative Industrial Properties Inc.	146,269	31,446
	Terreno Realty Corp.	419,653	28,688
	Lexington Realty Trust	1,696,762	22,312
	Monmouth Real Estate Investment Corp.	571,581	10,883
	Industrial Logistics Properties Trust	399,271	10,820
			1,021,925
Office REITs (7.1%)
	Alexandria Real Estate Equities Inc.	794,036	159,871
	Boston Properties Inc.	904,576	106,179
	Kilroy Realty Corp.	640,333	44,356
	Vornado Realty Trust	994,506	43,261
	Cousins Properties Inc.	908,242	36,075
	Douglas Emmett Inc.	1,072,722	35,829
	SL Green Realty Corp.	431,038	32,095
	Highwoods Properties Inc.	635,245	30,295
	Hudson Pacific Properties Inc.	923,462	25,174
	JBG SMITH Properties	724,032	23,625
	Corporate Office Properties Trust	685,849	20,191
	Equity Commonwealth	743,423	19,545
	Brandywine Realty Trust	1,043,246	14,564
	Piedmont Office Realty Trust Inc. Class A	757,808	14,414
	Columbia Property Trust Inc.	702,475	11,710
	Easterly Government Properties Inc.	502,019	11,396
	Paramount Group Inc.	1,071,938	10,462
	Office Properties Income Trust	295,530	8,564
*	Mack-Cali Realty Corp.	444,119	7,994
	City Office REIT Inc.	266,051	3,424
	Franklin Street Properties Corp.	624,444	3,260
			662,284
Residential REITs (14.9%)
	AvalonBay Communities Inc.	853,154	194,374
	Equity Residential	2,164,746	182,120
	Invitation Homes Inc.	3,468,499	141,099
	Mid-America Apartment Communities Inc.	699,461	135,066
	Essex Property Trust Inc.	397,423	130,395
	Sun Communities Inc.	658,056	129,051
	UDR Inc.	1,814,987	99,806
	Camden Property Trust	596,569	89,121
	Equity LifeStyle Properties Inc.	1,058,990	88,743
	American Homes 4 Rent Class A	1,737,082	72,958
		Shares	Market Value• ($000)
	Apartment Income REIT Corp.	910,178	47,912
	American Campus Communities Inc.	841,443	42,333
[1]	Independence Realty Trust Inc.	622,412	12,000
	NexPoint Residential Trust Inc.	137,818	8,124
	Centerspace	79,821	7,184
	Apartment Investment & Management Co. Class A	911,942	6,347
	UMH Properties Inc.	255,205	5,941
	Preferred Apartment Communities Inc.	305,928	3,225
			1,395,799
Retail REITs (9.7%)
	Simon Property Group Inc.	2,008,640	254,133
	Realty Income Corp.	2,283,086	160,478
	Regency Centers Corp.	934,619	61,134
	Kimco Realty Corp.	2,644,230	56,401
	National Retail Properties Inc.	1,071,702	52,374
	Federal Realty Investment Trust	422,338	49,637
	Brixmor Property Group Inc.	1,814,382	41,767
	Spirit Realty Capital Inc.	702,163	35,263
	Agree Realty Corp.	388,002	29,158
	Weingarten Realty Investors	744,155	23,954
	Retail Properties of America Inc. Class A	1,311,996	16,544
	SITE Centers Corp.	945,758	15,000
	Macerich Co.	899,053	14,655
	Urban Edge Properties	715,350	13,592
	Retail Opportunity Investments Corp.	722,485	12,766
	Acadia Realty Trust	527,903	11,297
	Kite Realty Group Trust	515,856	10,400
	Tanger Factory Outlet Centers Inc.	572,674	9,833
	Getty Realty Corp.	227,598	7,190
	RPT Realty	497,326	6,336
	NETSTREIT Corp.	240,998	6,254
	American Finance Trust Inc. Class A	664,964	5,632
	Alexander's Inc.	14,069	3,923
	Saul Centers Inc.	86,032	3,923
	Urstadt Biddle Properties Inc. Class A	183,709	3,503
*,1	Seritage Growth Properties Class A	212,763	3,377
*,2	Spirit MTA REIT	257,871	69
			908,593
Specialized REITs (37.5%)
	American Tower Corp.	2,717,247	768,437

Real Estate II Index Fund
		Shares	Market Value• ($000)
	Crown Castle International Corp.	2,637,310	509,238
	Equinix Inc.	545,965	447,915
	Public Storage	962,562	300,781
	Digital Realty Trust Inc.	1,713,100	264,092
	SBA Communications Corp.	668,477	227,944
	Weyerhaeuser Co.	4,572,416	154,228
	Extra Space Storage Inc.	803,213	139,872
	VICI Properties Inc.	3,281,552	102,352
	Iron Mountain Inc.	1,763,588	77,175
	Gaming & Leisure Properties Inc.	1,352,203	64,013
	CubeSmart	1,194,025	59,295
	Lamar Advertising Co. Class A	528,506	56,339
	Life Storage Inc.	461,437	54,154
	CyrusOne Inc.	736,596	52,497
	CoreSite Realty Corp.	261,451	36,135
	Rayonier Inc.	843,080	31,793
	QTS Realty Trust Inc. Class A	395,029	30,698
	National Storage Affiliates Trust	507,118	27,471
	EPR Properties	457,042	22,989
	PotlatchDeltic Corp.	409,052	21,246
*	Outfront Media Inc.	882,829	21,091
	Uniti Group Inc.	1,422,859	16,662
	Four Corners Property Trust Inc.	465,523	13,365
	Safehold Inc.	97,658	8,820
[1]	GEO Group Inc.	741,210	5,129
	Gladstone Land Corp.	159,695	3,724
	CatchMark Timber Trust Inc. Class A	298,818	3,493
			3,520,948
Total Equity Real Estate Investment Trusts (REITs) (Cost $6,634,960)			8,926,958
Real Estate Management & Development (4.6%)
Diversified Real Estate Activities (0.1%)
	St. Joe Co.	197,988	8,963
	RMR Group Inc. Class A	94,236	3,698
*	Five Point Holdings LLC Class A	359,146	3,006
			15,667
Real Estate Development (0.3%)
*	Howard Hughes Corp.	252,658	23,424
*	Forestar Group Inc.	102,966	2,108
			25,532
		Shares	Market Value• ($000)
Real Estate Operating Companies (0.2%)
	Kennedy-Wilson Holdings Inc.	777,559	15,699
*	FRP Holdings Inc.	37,293	2,242
			17,941
Real Estate Services (4.0%)
*	CBRE Group Inc. Class A	2,052,133	197,949
*	Jones Lang LaSalle Inc.	312,544	69,563
*	Redfin Corp.	567,871	33,260
*	Cushman & Wakefield plc	814,608	15,209
*	eXp World Holdings Inc.	384,842	13,823
	Newmark Group Inc. Class A	972,485	12,526
*	Realogy Holdings Corp.	706,311	12,516
*	Opendoor Technologies Inc.	705,760	10,459
*	Marcus & Millichap Inc.	144,822	5,762
	RE/MAX Holdings Inc. Class A	113,722	3,901
			374,968
Total Real Estate Management & Development (Cost $290,168)			434,108
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[3,4]	Vanguard Market Liquidity Fund, 0.064% (Cost $33,004)	330,055	33,006
Total Investments (100.1%) (Cost $6,958,132)			9,394,072
Other Assets and Liabilities—Net (-0.1%)			(12,329)
Net Assets (100%)			9,381,743
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $15,464,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $16,470,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Real Estate II Index Fund

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Americold Realty Trust	1/31/22	GSI	9,840	(0.089)	—	(128)
Park Hotels & Resorts Inc.	1/31/22	GSI	7,532	(0.089)	—	(132)
					—	(260)
1	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
GSI—Goldman Sachs International.

See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate II Index Fund
Statement of Assets and Liabilities
As of July 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $6,925,128)	9,361,066
Affiliated Issuers (Cost $33,004)	33,006
Total Investments in Securities	9,394,072
Investment in Vanguard	307
Cash	450
Receivables for Accrued Income	4,421
Total Assets	9,399,250
Liabilities
Payables for Investment Securities Purchased	450
Collateral for Securities on Loan	16,470
Payables to Vanguard	327
Unrealized Depreciation—Over-the-Counter Swap Contracts	260
Total Liabilities	17,507
Net Assets	9,381,743
At July 31, 2021, net assets consisted of:

Paid-in Capital	7,009,289
Total Distributable Earnings (Loss)	2,372,454
Net Assets	9,381,743

Net Assets
Applicable to 365,543,416 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,381,743
Net Asset Value Per Share	$25.67
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate II Index Fund
Statement of Operations

Six Months Ended July 31, 2021
($000)
Investment Income
Income
Dividends	100,221
Interest[1]	2
Securities Lending—Net	128
Total Income	100,351
Expenses
The Vanguard Group—Note B
Investment Advisory Services	503
Management and Administrative	2,850
Marketing and Distribution	21
Custodian Fees	21
Shareholders’ Reports	—
Trustees’ Fees and Expenses	2
Total Expenses	3,397
Net Investment Income	96,954
Realized Net Gain (Loss)
Capital Gain Distributions Received	11,444
Investment Securities Sold[1]	(17,372)
Swap Contracts	397
Realized Net Gain (Loss)	(5,531)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	1,891,050
Swap Contracts	(260)
Change in Unrealized Appreciation (Depreciation)	1,890,790
Net Increase (Decrease) in Net Assets Resulting from Operations	1,982,213
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,000, $3,000, and ($3,000), respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate II Index Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2021	Year Ended January 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	96,954	165,977
Realized Net Gain (Loss)	(5,531)	(9,691)
Change in Unrealized Appreciation (Depreciation)	1,890,790	(604,377)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,982,213	(448,091)
Distributions
Net Investment Income	(106,864)	(163,444)
Return of Capital	—	(119,057)
Total Distributions	(106,864)	(282,501)
Capital Share Transactions
Issued	—	—
Issued in Lieu of Cash Distributions	106,864	282,501
Redeemed	—	—
Net Increase (Decrease) from Capital Share Transactions	106,864	282,501
Total Increase (Decrease)	1,982,213	(448,091)
Net Assets
Beginning of Period	7,399,530	7,847,621
End of Period	9,381,743	7,399,530
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate II Index Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2021	Year Ended January 31,			September 26, 2017[1] to January 31, 2018
		2021	2020	2019
Net Asset Value, Beginning of Period	$20.50	$22.64	$20.10	$19.17	$20.00
Investment Operations
Net Investment Income[2]	.267	.471	.571	.611	.268
Net Realized and Unrealized Gain (Loss) on Investments	5.198	(1.808)	2.752	1.176	(.834)
Total from Investment Operations	5.465	(1.337)	3.323	1.787	(.566)
Distributions
Dividends from Net Investment Income	(.295)	(.465)	(.590)	(.626)	(.225)
Distributions from Realized Capital Gains	—	—	—	—	(.030)
Return of Capital	—	(.338)	(.193)	(.231)	(.009)
Total Distributions	(.295)	(.803)	(.783)	(.857)	(.264)
Net Asset Value, End of Period	$25.67	$20.50	$22.64	$20.10	$19.17
Total Return	26.81%	-5.70%	16.78%	9.68%	-2.89%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,382	$7,400	$7,848	$6,719	$6,126
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%[3]
Ratio of Net Investment Income to Average Net Assets	2.30%	2.41%	2.63%	3.22%	3.84%[3]
Portfolio Turnover Rate	2%	4%	3%	23%	1%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate II Index Fund
Notes to Financial Statements
Vanguard Real Estate II Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund is a wholly owned subsidiary of Vanguard Real Estate Index Fund (“Real Estate Index Fund”), and at July 31, 2021, the Real Estate Index Fund was the record and beneficial owner of 100% of the fund’s net assets. As part of the Real Estate Index Fund’s principal investment strategy, it attempts to replicate the benchmark index by investing all, or substantially all, of its assets—either directly or indirectly through the fund—in the stocks that make up the index.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if

Real Estate II Index Fund
the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended July 31, 2021, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. The portion of distributions that exceed a fund's current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities

Real Estate II Index Fund
lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Distributions received from investment securities are recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Each investment security reports annually the tax character of its distributions. Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain, and return of capital reported by the investment securities, and management’s estimates of such amounts for investment security distributions for which actual information has not been reported. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Real Estate II Index Fund
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2021, the fund had contributed to Vanguard capital in the amount of $307,000, representing less than 0.01% of the fund’s net assets and 0.12% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of July 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	9,360,997	—	69	9,361,066
Temporary Cash Investments	33,006	—	—	33,006
Total	9,394,003	—	69	9,394,072

Derivative Financial Instruments
Liabilities
Swap Contracts	—	260	—	260
D.	As of July 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	6,975,609
Gross Unrealized Appreciation	2,879,939
Gross Unrealized Depreciation	(461,736)
Net Unrealized Appreciation (Depreciation)	2,418,203
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2021, the fund had available capital losses totaling $39,799,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

Real Estate II Index Fund
E.	During the six months ended July 31, 2021, the fund purchased $245,871,000 of investment securities and sold $148,409,000 of investment securities, other than temporary cash investments.
F.	Capital shares issued and redeemed were:

	Six Months Ended July 31, 2021	Year Ended January 31, 2021
	Shares (000)	Shares (000)
Issued	—	—
Issued in Lieu of Cash Distributions	4,598	14,371
Redeemed	—	—
Net Increase (Decrease) in Shares Outstanding	4,598	14,371
G.	Management has determined that no events or transactions occurred subsequent to July 31, 2021, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Real Estate Index Fund and the board of trustees of Vanguard Real Estate II Index Fund have renewed their respective fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. Each board determined that continuing the respective fund’s internalized management structure was in the best interests of the fund and its shareholders.
Each board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
Each board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, each board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees of each board were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether either board approved its respective fund’s arrangement. Rather, it was the totality of the circumstances that drove each board’s decision.
Nature, extent, and quality of services
The board of the Real Estate Index Fund reviewed the quality of that fund’s investment management services over both the short and long term, while the board of the Real Estate II Index Fund reviewed the quality of that fund’s investment management services since its inception in 2017; they each took into account the organizational depth and stability of the advisor. Each board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
Each board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement with its respective fund.
Investment performance
The board of the Real Estate Index Fund considered the short- and long-term performance of that fund, including any periods of outperformance or underperformance compared with its target index and peer group, while the board of the Real Estate II Index Fund considered the short-term and since-inception performance of that fund compared with its target index and peer group. Each board concluded that the performance of its respective fund was such that its advisory arrangement should continue.
Cost
Each board concluded that the respective fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the respective fund’s advisory expenses were also well below the peer-group average.

Neither board conducts a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
Each board concluded that its respective fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
Each board will consider whether to renew its respective advisory arrangement again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Real Estate Index Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard Real Estate Index Fund and Vanguard Real Estate II Index Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program's operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds' liquidity risk.

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2021 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964 and 7,720,749.
Vanguard Marketing Corporation, Distributor.
Q1232 092021

Semiannual Report   |   July 31, 2021
Vanguard Dividend Growth Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Liquidity Risk Management	14

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended July 31, 2021
Dividend Growth Fund	Beginning Account Value 1/31/2021	Ending Account Value 7/31/2021	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,202.30	$1.47
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.46	1.35
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.27%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Dividend Growth Fund
Fund Allocation
As of July 31, 2021
Communication Services	1.9%
Consumer Discretionary	11.8
Consumer Staples	16.3
Financials	9.8
Health Care	21.1
Industrials	21.1
Information Technology	9.4
Materials	5.1
Real Estate	3.5
The table reflects the fund’s investments, except for short-term investments. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
3

Dividend Growth Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Common Stocks (99.0%)
Communication Services (1.9%)
Comcast Corp. Class A	16,860,019	991,875
Consumer Discretionary (11.7%)
TJX Cos. Inc.	27,100,314	1,864,773
NIKE Inc. Class B	9,610,831	1,609,910
McDonald's Corp.	6,446,197	1,564,556
Home Depot Inc.	3,563,450	1,169,489
		6,208,728
Consumer Staples (16.1%)
Coca-Cola Co.	29,526,740	1,683,910
Colgate-Palmolive Co.	20,830,764	1,656,046
Procter & Gamble Co.	10,345,197	1,471,397
Diageo plc	27,615,733	1,369,362
PepsiCo Inc.	7,510,484	1,178,770
Costco Wholesale Corp.	2,704,721	1,162,273
		8,521,758
Financials (9.7%)
American Express Co.	9,027,225	1,539,413
Marsh & McLennan Cos. Inc.	10,143,797	1,493,370
Chubb Ltd.	7,735,667	1,305,316
PNC Financial Services Group Inc.	4,473,488	816,009
		5,154,108
Health Care (20.9%)
Johnson & Johnson	10,743,655	1,850,057
UnitedHealth Group Inc.	4,295,076	1,770,516
Medtronic plc	12,224,687	1,605,224
Merck & Co. Inc.	15,298,748	1,176,015
Baxter International Inc.	14,594,612	1,128,893
Stryker Corp.	4,002,098	1,084,328
Pfizer Inc.	23,252,955	995,459
Danaher Corp.	3,324,826	989,103
Amgen Inc.	1,987,854	480,146
		11,079,741
		Shares	Market Value• ($000)
Industrials (20.9%)
	Honeywell International Inc.	6,861,209	1,604,082
	Northrop Grumman Corp.	4,265,093	1,548,314
	Union Pacific Corp.	6,829,584	1,494,040
	United Parcel Service Inc. Class B	6,224,259	1,191,074
	General Dynamics Corp.	6,070,777	1,190,055
	Raytheon Technologies Corp.	13,608,042	1,183,219
	Canadian National Railway Co.	10,634,393	1,155,497
	Lockheed Martin Corp.	2,418,084	898,729
	Deere & Co.	2,232,617	807,292
			11,072,302
Information Technology (9.3%)
	Microsoft Corp.	4,987,121	1,420,881
	Accenture plc Class A	4,215,165	1,339,073
	Visa Inc. Class A	4,930,476	1,214,820
	Automatic Data Processing Inc.	4,573,504	958,744
			4,933,518
Materials (5.0%)
	Linde plc	4,870,981	1,497,291
	Ecolab Inc.	5,198,849	1,148,062
			2,645,353
Real Estate (3.5%)
	Public Storage	3,227,100	1,008,404
	American Tower Corp.	2,870,168	811,684
			1,820,088
Total Common Stocks (Cost $27,233,081)			52,427,471
Temporary Cash Investments (0.9%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund, 0.064%	262	26
4

Dividend Growth Fund
	Face Amount ($000)	Market Value• ($000)
Repurchase Agreements (0.9%)
Credit Agricole Securities (USA) Inc. 0.050%, 8/2/21 (Dated 7/30/21, Repurchase Value $134,901,000, collateralized by U.S. Treasury Note/Bond 1.875%, 2/15/41, with a value of $137,598,000)	134,900	134,900
Naxtixis SA 0.040%, 8/2/21 (Dated 7/30/21, Repurchase Value $109,500,000, collateralized by U.S. Treasury Bill 0.000%, 12/9/21, U.S. Treasury Inflation Indexed Note/Bond 0.125%–3.625%, 4/15/25–2/15/47, and U.S. Treasury Note/Bond 0.125%–4.500%, 3/31/22–11/15/50, with a value of $111,690,000)	109,500	109,500
RBS Securities Inc. 0.050%, 8/2/21 (Dated 7/30/21, Repurchase Value $139,801,000, collateralized by U.S. Treasury Note/Bond 0.625%–2.375%, 5/15/27–8/15/30, with a value of $142,596,000)	139,800	139,800
	Face Amount ($000)	Market Value• ($000)
Societe Generale 0.045%, 8/2/21 (Dated 7/30/21, Repurchase Value $77,500,000, collateralized by Federal Home Loan Mortgage Corp. 2.000%–4.500%, 4/1/47–2/1/51, Federal National Mortgage Association 2.500%–4.000%, 2/1/42–3/1/51, Government National Mortgage Association 2.000%–3.500%, 5/20/26–4/20/51, U.S. Treasury Bill 0.000%, 12/2/21, and U.S. Treasury Note/Bond 0.125%–6.875%, 8/31/21–8/15/45, with a value of $79,050,000)	77,500	77,500
		461,700
Total Temporary Cash Investments (Cost $461,726)		461,726
Total Investments (99.9%) (Cost $27,694,807)		52,889,197
Other Assets and Liabilities— Net (0.1%)		63,659
Net Assets (100%)		52,952,856
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.
5

Dividend Growth Fund
Statement of Assets and Liabilities
As of July 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $27,694,781)	52,889,171
Affiliated Issuers (Cost $26)	26
Total Investments in Securities	52,889,197
Investment in Vanguard	1,750
Cash	25
Receivables for Investment Securities Sold	123,443
Receivables for Accrued Income	58,819
Receivables for Capital Shares Issued	15,329
Total Assets	53,088,563
Liabilities
Payables for Investment Securities Purchased	100,160
Payables to Investment Advisor	17,234
Payables for Capital Shares Redeemed	15,087
Payables to Vanguard	3,226
Total Liabilities	135,707
Net Assets	52,952,856
At July 31, 2021, net assets consisted of:

Paid-in Capital	26,442,090
Total Distributable Earnings (Loss)	26,510,766
Net Assets	52,952,856

Net Assets
Applicable to 1,402,140,810 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	52,952,856
Net Asset Value Per Share	$37.77

See accompanying Notes, which are an integral part of the Financial Statements.
6

Dividend Growth Fund
Statement of Operations

Six Months Ended July 31, 2021
($000)
Investment Income
Income
Dividends[1]	465,844
Interest[2]	51
Securities Lending—Net	14
Total Income	465,909
Expenses
Investment Advisory Fees—Note B
Basic Fee	32,368
Performance Adjustment	(1,269)
The Vanguard Group—Note C
Management and Administrative	32,252
Marketing and Distribution	1,905
Custodian Fees	98
Shareholders’ Reports	166
Trustees’ Fees and Expenses	33
Total Expenses	65,553
Net Investment Income	400,356
Realized Net Gain (Loss)
Investment Securities Sold[2]	1,245,583
Foreign Currencies	(398)
Realized Net Gain (Loss)	1,245,185
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	7,341,960
Foreign Currencies	(28)
Change in Unrealized Appreciation (Depreciation)	7,341,932
Net Increase (Decrease) in Net Assets Resulting from Operations	8,987,473
1	Dividends are net of foreign withholding taxes of $1,616,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $0, $0, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
7

Dividend Growth Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2021	Year Ended January 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	400,356	784,821
Realized Net Gain (Loss)	1,245,185	878,816
Change in Unrealized Appreciation (Depreciation)	7,341,932	1,268,012
Net Increase (Decrease) in Net Assets Resulting from Operations	8,987,473	2,931,649
Distributions
Total Distributions	(627,612)	(1,319,788)
Capital Share Transactions
Issued	2,646,115	8,038,783
Issued in Lieu of Cash Distributions	553,734	1,167,534
Redeemed	(3,705,396)	(8,743,894)
Net Increase (Decrease) from Capital Share Transactions	(505,547)	462,423
Total Increase (Decrease)	7,854,314	2,074,284
Net Assets
Beginning of Period	45,098,542	43,024,258
End of Period	52,952,856	45,098,542

See accompanying Notes, which are an integral part of the Financial Statements.
8

Dividend Growth Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2021	Year Ended January 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$31.82	$30.63	$26.03	$27.85	$23.72	$21.78
Investment Operations
Net Investment Income	.286[1]	.557[1]	.536[1]	.520[1]	.514[1]	.446
Net Realized and Unrealized Gain (Loss) on Investments	6.113	1.572	5.499	(.178)	4.985	2.165
Total from Investment Operations	6.399	2.129	6.035	.342	5.499	2.611
Distributions
Dividends from Net Investment Income	(.270)	(.539)	(.525)	(.526)	(.509)	(.450)
Distributions from Realized Capital Gains	(.179)	(.400)	(.910)	(1.636)	(.860)	(.221)
Total Distributions	(.449)	(.939)	(1.435)	(2.162)	(1.369)	(.671)
Net Asset Value, End of Period	$37.77	$31.82	$30.63	$26.03	$27.85	$23.72
Total Return[2]	20.23%	7.03%	23.33%	1.63%	23.65%	12.06%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$52,953	$45,099	$43,024	$32,856	$34,706	$30,633
Ratio of Total Expenses to Average Net Assets[3]	0.27%	0.26%	0.27%	0.22%	0.26%	0.30%
Ratio of Net Investment Income to Average Net Assets	1.63%	1.85%	1.82%	1.93%	2.00%	1.93%
Portfolio Turnover Rate	6%	15%	17%	23%	15%	27%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.01%), (0.01%), 0.00%, (0.05%), (0.01%) and 0.03%.

See accompanying Notes, which are an integral part of the Financial Statements.
9

Dividend Growth Fund
Notes to Financial Statements
Vanguard Dividend Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
10

Dividend Growth Fund
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow
11

Dividend Growth Fund
money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	Wellington Management Company llp provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund’s performance relative to the NASDAQ US Dividend Achievers Select Index for the preceding three years. For the six months ended July 31, 2021, the investment advisory fee represented an effective annual basic rate of 0.13% of the fund’s average net assets, before a net decrease of $1,269,000 (0.01%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2021, the fund had contributed to Vanguard capital in the amount of $1,750,000, representing less than 0.01% of the fund’s net assets and 0.70% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
12

Dividend Growth Fund
The following table summarizes the market value of the fund’s investments as of July 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	51,058,109	1,369,362	—	52,427,471
Temporary Cash Investments	26	461,700	—	461,726
Total	51,058,135	1,831,062	—	52,889,197
E.	As of July 31, 2021, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	27,697,666
Gross Unrealized Appreciation	25,194,390
Gross Unrealized Depreciation	(2,859)
Net Unrealized Appreciation (Depreciation)	25,191,531
F.	During the six months ended July 31, 2021, the fund purchased $3,065,733,000 of investment securities and sold $3,846,750,000 of investment securities, other than temporary cash investments.
G.	Capital shares issued and redeemed were:

	Six Months Ended July 31, 2021	Year Ended January 31, 2021
	Shares (000)	Shares (000)
Issued	75,250	276,842
Issued in Lieu of Cash Distributions	15,797	37,383
Redeemed	(106,392)	(301,167)
Net Increase (Decrease) in Shares Outstanding	(15,345)	13,058
H.	In May 2021, the fund’s board of trustees approved the adoption of a new target benchmark index, S&P US Dividend Growers Index replacing NASDAQ U.S. Dividend Achievers Select Index, which was implemented in September 2021.
Management has determined that no other events or transactions occurred subsequent to July 31, 2021, that would require recognition or disclosure in these financial statements.
13

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Specialized Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Dividend Growth Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q572 092021

Semiannual Report   |   July 31, 2021
Vanguard Dividend Appreciation Index Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	19
Liquidity Risk Management	21

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended July 31, 2021
	Beginning Account Value 1/31/2021	Ending Account Value 7/31/2021	Expenses Paid During Period
Based on Actual Fund Return
Dividend Appreciation Index Fund
ETF Shares	$1,000.00	$1,173.90	$0.32
Admiral™ Shares	1,000.00	1,173.80	0.43
Based on Hypothetical 5% Yearly Return
ETF Shares	$1,000.00	$1,024.50	$0.30
Admiral Shares	1,000.00	1,024.40	0.40
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.06% for ETF Shares and 0.08% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Dividend Appreciation Index Fund
Fund Allocation
As of July 31, 2021
Basic Materials	3.0%
Consumer Discretionary	16.8
Consumer Staples	10.0
Financials	13.7
Health Care	15.1
Industrials	21.9
Technology	13.6
Telecommunications	2.2
Utilities	3.7
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
3

Dividend Appreciation Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Common Stocks (99.6%)
Basic Materials (3.0%)
Air Products and Chemicals Inc.	1,357,865	395,179
Ecolab Inc.	1,754,307	387,404
International Flavors & Fragrances Inc.	1,526,096	229,891
Fastenal Co.	3,527,572	193,205
Nucor Corp.	1,827,491	190,096
Albemarle Corp.	715,927	147,510
Celanese Corp. Class A	699,676	108,989
Avery Dennison Corp.	509,153	107,268
Eastman Chemical Co.	833,324	93,932
Westlake Chemical Corp.	783,362	64,956
Reliance Steel & Aluminum Co.	391,108	61,463
Scotts Miracle-Gro Co.	341,430	60,419
Royal Gold Inc.	402,802	48,948
Ashland Global Holdings Inc.	371,683	31,619
Quaker Chemical Corp.	109,609	27,593
Balchem Corp.	199,361	26,892
Sensient Technologies Corp.	259,127	22,591
Worthington Industries Inc.	319,022	20,408
Stepan Co.	137,354	16,201
Hawkins Inc.	128,376	4,661
		2,239,225
Consumer Discretionary (16.7%)
Walmart Inc.	17,356,046	2,474,104
Home Depot Inc.	6,603,998	2,167,366
NIKE Inc. Class B	7,799,543	1,306,501
Costco Wholesale Corp.	2,717,398	1,167,720
McDonald's Corp.	4,573,424	1,110,016
Starbucks Corp.	7,222,683	877,050
Lowe's Cos. Inc.	4,495,337	866,207
Target Corp.	3,072,175	801,991
Activision Blizzard Inc.	4,753,963	397,526
VF Corp.	2,401,765	192,622
Best Buy Co. Inc.	1,587,753	178,384
Tractor Supply Co.	713,227	129,044
Pool Corp.	247,019	118,031
Genuine Parts Co.	885,236	112,354
Whirlpool Corp.	385,929	85,499
Hasbro Inc.	841,911	83,720
Williams-Sonoma Inc.	469,461	71,217
Lithia Motors Inc. Class A	185,314	69,904
	Shares	Market Value• ($000)
Service Corp. International	1,038,911	64,922
Gentex Corp.	1,494,501	50,858
Polaris Inc.	379,981	49,804
Churchill Downs Inc.	236,220	43,890
Thor Industries Inc.	340,020	40,245
Dillard's Inc. Class A	110,691	20,286
John Wiley & Sons Inc. Class A	287,535	16,901
Monro Inc.	205,222	11,903
Matthews International Corp. Class A	192,131	6,648
		12,514,713
Consumer Staples (9.9%)
Procter & Gamble Co.	15,104,454	2,148,307
Coca-Cola Co.	26,437,006	1,507,702
PepsiCo Inc.	8,462,547	1,328,197
Colgate-Palmolive Co.	5,207,380	413,987
Sysco Corp.	3,132,791	232,453
Archer-Daniels-Midland Co.	3,426,177	204,611
McKesson Corp.	976,877	199,117
Hershey Co.	898,513	160,726
Hormel Foods Corp.	3,311,258	153,576
AmerisourceBergen Corp. Class A	1,256,205	153,471
Kroger Co.	3,668,193	149,295
Clorox Co.	771,993	139,646
Brown-Forman Corp. Class B	1,896,668	134,512
Church & Dwight Co. Inc.	1,501,662	130,014
McCormick & Co. Inc.	1,530,456	128,818
J M Smucker Co.	671,820	88,082
Casey's General Stores Inc.	226,618	44,805
Lancaster Colony Corp.	168,813	33,403
WD-40 Co.	84,135	20,444
J & J Snack Foods Corp.	115,996	19,067
Nu Skin Enterprises Inc. Class A	312,014	16,752
Tootsie Roll Industries Inc.	251,431	8,647
Andersons Inc.	200,819	5,362
		7,420,994
Financials (13.7%)
JPMorgan Chase & Co.	17,669,070	2,681,811
BlackRock Inc.	936,294	811,926
S&P Global Inc.	1,476,400	632,962
4

Dividend Appreciation Index Fund
	Shares	Market Value• ($000)
PNC Financial Services Group Inc.	2,602,881	474,792
CME Group Inc.	2,202,556	467,228
Chubb Ltd.	2,763,066	466,240
Marsh & McLennan Cos. Inc.	3,117,822	459,006
Moody's Corp.	1,147,974	431,638
T Rowe Price Group Inc.	1,398,376	285,492
Bank of New York Mellon Corp.	5,391,486	276,745
Allstate Corp.	1,858,950	241,756
Discover Financial Services	1,881,631	233,924
Aflac Inc.	4,221,196	232,166
Travelers Cos. Inc.	1,546,324	230,279
State Street Corp.	2,161,189	188,326
Ameriprise Financial Inc.	715,747	184,348
Arthur J Gallagher & Co.	1,187,847	165,479
Broadridge Financial Solutions Inc.	709,702	123,126
Cincinnati Financial Corp.	988,207	116,490
MarketAxess Holdings Inc.	233,676	111,036
Raymond James Financial Inc.	843,993	109,280
Brown & Brown Inc.	1,728,933	94,054
FactSet Research Systems Inc.	232,786	83,170
W R Berkley Corp.	1,086,982	79,534
Cboe Global Markets Inc.	660,013	78,192
American Financial Group Inc.	530,847	67,147
Morningstar Inc.	262,655	66,355
Globe Life Inc.	711,111	66,212
Assurant Inc.	355,066	56,033
SEI Investments Co.	879,546	53,476
Erie Indemnity Co. Class A	282,833	52,293
Commerce Bancshares Inc.	719,064	50,859
RenaissanceRe Holdings Ltd.	311,310	47,534
Reinsurance Group of America Inc.	416,873	45,931
First Financial Bankshares Inc.	872,956	42,635
Prosperity Bancshares Inc.	568,481	38,765
BOK Financial Corp.	425,992	35,788
Primerica Inc.	241,064	35,248
Evercore Inc. Class A	257,532	34,046
Hanover Insurance Group Inc.	223,131	30,323
RLI Corp.	276,878	30,008
UMB Financial Corp.	295,428	27,652
Cohen & Steers Inc.	294,771	24,528
Community Bank System Inc.	329,131	23,579
Home BancShares Inc.	1,016,709	21,534
American Equity Investment Life Holding Co.	563,135	18,071
Atlantic Union Bankshares Corp.	482,734	17,123
International Bancshares Corp.	387,030	15,125
Independent Bank Corp.	202,415	14,307
BancFirst Corp.	199,573	11,072
	Shares	Market Value• ($000)
Horace Mann Educators Corp.	257,278	10,242
Westamerica BanCorp.	166,553	9,252
1st Source Corp.	152,919	7,002
Tompkins Financial Corp.	90,341	6,934
Stock Yards Bancorp Inc.	141,771	6,754
Horizon Bancorp Inc.	265,828	4,442
Hingham Institution for Savings	14,137	4,227
Cambridge Bancorp	42,959	3,676
First Financial Corp.	82,817	3,317
		10,240,490
Health Care (15.1%)
Johnson & Johnson	16,125,361	2,776,787
UnitedHealth Group Inc.	5,820,595	2,399,366
Abbott Laboratories	10,866,526	1,314,632
Merck & Co. Inc.	15,521,577	1,193,144
Medtronic plc	8,256,492	1,084,160
Bristol-Myers Squibb Co.	13,744,093	932,812
Stryker Corp.	2,307,754	625,263
Becton Dickinson and Co.	1,782,497	455,874
West Pharmaceutical Services Inc.	454,242	187,025
STERIS plc	523,484	114,093
Hill-Rom Holdings Inc.	407,609	56,437
Chemed Corp.	98,322	46,803
Perrigo Co. plc	836,588	40,181
Ensign Group Inc.	335,526	28,543
Healthcare Services Group Inc.	459,690	11,998
National HealthCare Corp.	92,947	7,217
Atrion Corp.	11,180	7,032
		11,281,367
Industrials (21.8%)
Visa Inc. Class A	9,959,755	2,453,984
Accenture plc Class A	4,055,776	1,288,439
Honeywell International Inc.	4,267,580	997,717
Union Pacific Corp.	4,108,925	898,868
United Parcel Service Inc. Class B	4,413,905	844,645
Raytheon Technologies Corp.	9,321,023	810,463
Caterpillar Inc.	3,345,586	691,700
Lockheed Martin Corp.	1,717,964	638,516
Automatic Data Processing Inc.	2,625,229	550,327
Sherwin-Williams Co.	1,649,262	479,985
CSX Corp.	14,036,795	453,669
Illinois Tool Works Inc.	1,941,408	440,059
Eaton Corp. plc	2,442,991	386,115
Emerson Electric Co.	3,682,405	371,518
Northrop Grumman Corp.	1,023,107	371,408
General Dynamics Corp.	1,756,893	344,404
Trane Technologies plc	1,463,640	298,012
L3Harris Technologies Inc.	1,288,059	292,054
Cintas Corp.	644,506	254,051
Paychex Inc.	2,210,944	251,650
PPG Industries Inc.	1,451,681	237,379
Rockwell Automation Inc.	712,206	218,946
Cummins Inc.	905,024	210,056
Stanley Black & Decker Inc.	986,171	194,325
Dover Corp.	882,890	147,549

5

Dividend Appreciation Index Fund
	Shares	Market Value• ($000)
WW Grainger Inc.	321,062	142,738
Expeditors International of Washington Inc.	1,037,696	133,084
JB Hunt Transport Services Inc.	647,971	109,151
IDEX Corp.	465,662	105,561
Packaging Corp. of America	581,486	82,280
Jack Henry & Associates Inc.	466,889	81,281
Graco Inc.	1,035,083	80,819
Nordson Corp.	356,449	80,604
Lennox International Inc.	231,265	76,186
Toro Co.	662,457	75,348
CH Robinson Worldwide Inc.	821,065	73,214
Snap-on Inc.	332,440	72,465
RPM International Inc.	797,943	69,094
Robert Half International Inc.	693,133	68,073
Hubbell Inc. Class B	332,524	66,658
Carlisle Cos. Inc.	326,476	66,026
A O Smith Corp.	831,969	58,512
ITT Inc.	529,678	51,861
AptarGroup Inc.	398,905	51,427
Lincoln Electric Holdings Inc.	368,798	51,421
Donaldson Co. Inc.	775,746	51,347
HEICO Corp.	332,913	45,026
Littelfuse Inc.	150,267	39,969
ManpowerGroup Inc.	336,782	39,936
Sonoco Products Co.	617,937	39,418
MSA Safety Inc.	239,184	39,341
Regal Beloit Corp.	248,298	36,557
Silgan Holdings Inc.	675,188	27,359
Insperity Inc.	234,049	23,182
Franklin Electric Co. Inc.	282,105	23,065
Applied Industrial Technologies Inc.	239,414	21,475
Hillenbrand Inc.	462,795	20,965
HB Fuller Co.	318,355	20,572
GATX Corp.	214,817	19,817
ABM Industries Inc.	409,676	19,046
Trinity Industries Inc.	678,907	18,405
Badger Meter Inc.	178,797	18,064
Brady Corp. Class A	296,909	16,235
McGrath RentCorp	148,544	11,649
Lindsay Corp.	67,199	10,798
Tennant Co.	114,538	9,062
Standex International Corp.	74,813	6,883
Gorman-Rupp Co.	158,035	5,640
Douglas Dynamics Inc.	138,288	5,518
Cass Information Systems Inc.	87,154	3,843
		16,294,814
Technology (13.5%)
Microsoft Corp.	11,190,923	3,188,406
Oracle Corp.	18,058,826	1,573,646
Broadcom Inc.	2,504,263	1,215,569
		Shares	Market Value• ($000)
	Texas Instruments Inc.	5,645,045	1,076,059
	QUALCOMM Inc.	6,968,900	1,043,941
	Analog Devices Inc.	2,264,170	379,067
	KLA Corp.	945,215	329,086
	Roper Technologies Inc.	643,858	316,353
	TE Connectivity Ltd.	2,030,253	299,401
	Microchip Technology Inc.	1,650,774	236,259
	HP Inc.	7,649,478	220,841
	Corning Inc.	5,220,203	218,518
			10,097,146
Telecommunications (2.2%)
	Comcast Corp. Class A	28,041,262	1,649,668
Utilities (3.7%)
	NextEra Energy Inc.	12,021,606	936,483
	Waste Management Inc.	2,596,278	384,924
	Republic Services Inc. Class A	1,959,607	231,939
	Xcel Energy Inc.	3,295,732	224,934
	American Water Works Co. Inc.	1,111,934	189,151
	WEC Energy Group Inc.	1,937,173	182,365
	Eversource Energy	2,103,639	181,481
	CMS Energy Corp.	1,770,593	109,405
	Alliant Energy Corp.	1,531,864	89,660
	Atmos Energy Corp.	786,604	77,551
	Essential Utilities Inc.	1,511,132	74,227
	American States Water Co.	226,068	19,966
	California Water Service Group	308,272	19,323
	MGE Energy Inc.	221,601	17,312
	Chesapeake Utilities Corp.	107,555	13,400
	SJW Group	175,814	12,119
	Middlesex Water Co.	108,502	11,039
	York Water Co.	78,829	3,804
			2,779,083
Total Common Stocks (Cost $50,090,483)			74,517,500
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[1]	Vanguard Market Liquidity Fund, 0.064% (Cost $187,816)	1,878,156	187,815
Total Investments (99.9%) (Cost $50,278,299)			74,705,315
Other Assets and Liabilities— Net (0.1%)			94,905
Net Assets (100%)			74,800,220
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

6

Dividend Appreciation Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2021	617	135,416	2,876

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Kroger Co.	1/31/22	GSI	38,840	(0.089)	1,859	—
Visa Inc. Class A	8/31/21	BOANA	104,050	(0.001)	5,594	—
					7,453	—
1	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BOANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At July 31, 2021, the counterparties had deposited in segregated accounts securities with a value of $7,873,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
7

Dividend Appreciation Index Fund
Statement of Assets and Liabilities
As of July 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $50,090,483)	74,517,500
Affiliated Issuers (Cost $187,816)	187,815
Total Investments in Securities	74,705,315
Investment in Vanguard	2,458
Cash	587
Cash Collateral Pledged—Futures Contracts	7,180
Receivables for Accrued Income	81,139
Receivables for Capital Shares Issued	5,738
Unrealized Appreciation—Over-the-Counter Swap Contracts	7,453
Total Assets	74,809,870
Liabilities
Payables for Investment Securities Purchased	9
Payables for Capital Shares Redeemed	6,857
Payables to Vanguard	2,057
Variation Margin Payable—Futures Contracts	727
Total Liabilities	9,650
Net Assets	74,800,220
At July 31, 2021, net assets consisted of:

Paid-in Capital	46,273,174
Total Distributable Earnings (Loss)	28,527,046
Net Assets	74,800,220

ETF Shares—Net Assets
Applicable to 389,508,462 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	62,192,644
Net Asset Value Per Share—ETF Shares	$159.67

Admiral Shares—Net Assets
Applicable to 290,960,370 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,607,576
Net Asset Value Per Share—Admiral Shares	$43.33

See accompanying Notes, which are an integral part of the Financial Statements.
8

Dividend Appreciation Index Fund
Statement of Operations

Six Months Ended July 31, 2021
($000)
Investment Income
Income
Dividends	630,975
Interest[1]	61
Securities Lending—Net	713
Total Income	631,749
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,262
Management and Administrative—ETF Shares	14,858
Management and Administrative—Admiral Shares	4,116
Marketing and Distribution—ETF Shares	882
Marketing and Distribution—Admiral Shares	275
Custodian Fees	50
Shareholders’ Reports—ETF Shares	404
Shareholders’ Reports—Admiral Shares	50
Trustees’ Fees and Expenses	17
Total Expenses	21,914
Net Investment Income	609,835
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	5,977,023
Futures Contracts	9,553
Swap Contracts	12,474
Realized Net Gain (Loss)	5,999,050
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	4,194,661
Futures Contracts	3,723
Swap Contracts	17,996
Change in Unrealized Appreciation (Depreciation)	4,216,380
Net Increase (Decrease) in Net Assets Resulting from Operations	10,825,265
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $60,000, $39,000, and ($39,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $6,070,498,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
9

Dividend Appreciation Index Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2021	Year Ended January 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	609,835	1,011,553
Realized Net Gain (Loss)	5,999,050	53,156
Change in Unrealized Appreciation (Depreciation)	4,216,380	5,424,824
Net Increase (Decrease) in Net Assets Resulting from Operations	10,825,265	6,489,533
Distributions
ETF Shares	(454,931)	(843,074)
Admiral Shares	(91,822)	(175,014)
Total Distributions	(546,753)	(1,018,088)
Capital Share Transactions
ETF Shares	1,837,031	4,985,503
Admiral Shares	158,005	(101,929)
Net Increase (Decrease) from Capital Share Transactions	1,995,036	4,883,574
Total Increase (Decrease)	12,273,548	10,355,019
Net Assets
Beginning of Period	62,526,672	52,171,653
End of Period	74,800,220	62,526,672

See accompanying Notes, which are an integral part of the Financial Statements.
10

Dividend Appreciation Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2021	Year Ended January 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$137.11	$125.38	$104.09	$107.10	$86.66	$75.98
Investment Operations
Net Investment Income	1.320[1]	2.299[1]	2.214[1]	2.084[1]	1.951[1]	1.810
Net Realized and Unrealized Gain (Loss) on Investments	22.428	11.728	21.210	(3.056)	20.408	10.696
Total from Investment Operations	23.748	14.027	23.424	(.972)	22.359	12.506
Distributions
Dividends from Net Investment Income	(1.188)	(2.297)	(2.134)	(2.038)	(1.919)	(1.826)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.188)	(2.297)	(2.134)	(2.038)	(1.919)	(1.826)
Net Asset Value, End of Period	$159.67	$137.11	$125.38	$104.09	$107.10	$86.66
Total Return	17.39%	11.44%	22.68%	-0.87%	26.10%	16.59%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$62,193	$51,842	$42,217	$30,969	$28,717	$22,698
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.06%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.75%	1.84%	1.90%	2.01%	2.06%	2.20%
Portfolio Turnover Rate[2]	21%	25%	14%	16%	14%	19%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
11

Dividend Appreciation Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2021	Year Ended January 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$37.21	$34.03	$28.25	$29.07	$23.52	$20.62
Investment Operations
Net Investment Income	.354[1]	.617[1]	.594[1]	.560[1]	.528[1]	.492
Net Realized and Unrealized Gain (Loss) on Investments	6.085	3.179	5.757	(.830)	5.542	2.903
Total from Investment Operations	6.439	3.796	6.351	(.270)	6.070	3.395
Distributions
Dividends from Net Investment Income	(.319)	(.616)	(.571)	(.550)	(.520)	(.495)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.319)	(.616)	(.571)	(.550)	(.520)	(.495)
Net Asset Value, End of Period	$43.33	$37.21	$34.03	$28.25	$29.07	$23.52
Total Return[2]	17.38%	11.44%	22.65%	-0.89%	26.11%	16.58%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,608	$10,685	$9,955	$6,755	$6,014	$4,294
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.73%	1.82%	1.87%	1.99%	2.06%	2.20%
Portfolio Turnover Rate[3]	21%	25%	14%	16%	14%	19%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
12

Dividend Appreciation Index Fund
Notes to Financial Statements
Vanguard Dividend Appreciation Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca, Inc. they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended July 31, 2021, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
13

Dividend Appreciation Index Fund
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended July 31, 2021, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
14

Dividend Appreciation Index Fund
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
15

Dividend Appreciation Index Fund
For the six months ended July 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2021, the fund had contributed to Vanguard capital in the amount of $2,458,000, representing less than 0.01% of the fund’s net assets and 0.98% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
16

Dividend Appreciation Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	74,517,500	—	—	74,517,500
Temporary Cash Investments	187,815	—	—	187,815
Total	74,705,315	—	—	74,705,315
Derivative Financial Instruments
Assets
Futures Contracts[1]	2,876	—	—	2,876
Swap Contracts	—	7,453	—	7,453
Total	2,876	7,453	—	10,329
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of July 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	50,304,316
Gross Unrealized Appreciation	24,589,463
Gross Unrealized Depreciation	(185,588)
Net Unrealized Appreciation (Depreciation)	24,403,875
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2021, the fund had available capital losses totaling $2,053,327,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended July 31, 2021, the fund purchased $30,284,807,000 of investment securities and sold $28,258,718,000 of investment securities, other than temporary cash investments. Purchases and sales include $14,558,735,000 and $13,678,795,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
17

Dividend Appreciation Index Fund
F.	Capital share transactions for each class of shares were:

	Six Months Ended July 31, 2021		Year Ended January 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	15,572,843	106,406	8,074,533	67,477
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(13,735,812)	(95,000)	(3,089,030)	(26,075)
Net Increase (Decrease)—ETF Shares	1,837,031	11,406	4,985,503	41,402
Admiral Shares
Issued	1,071,289	26,442	2,460,287	73,984
Issued in Lieu of Cash Distributions	78,576	1,968	150,122	4,627
Redeemed	(991,860)	(24,616)	(2,712,338)	(84,013)
Net Increase (Decrease)—Admiral Shares	158,005	3,794	(101,929)	(5,402)
G.	In May 2021, the fund’s board of trustees approved the adoption of a new target benchmark index, S&P US Dividend Growers Index replacing NASDAQ U.S. Dividend Achievers Select Index, which was implemented in September 2021.
Management has determined that no other events or transactions occurred subsequent to July 31, 2021, that would require recognition or disclosure in these financial statements.
18

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Dividend Appreciation Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.
19

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
20

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Specialized Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Dividend Appreciation Index Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
21

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2021 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964 and 7,720,749.
Vanguard Marketing Corporation, Distributor.
Q6022 092021

Semiannual Report  |  July 31, 2021
Vanguard Global ESG Select Stock Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended July 31, 2021
	Beginning Account Value 1/31/2021	Ending Account Value 7/31/2021	Expenses Paid During Period
Based on Actual Fund Return
Global ESG Select Stock Fund
Investor Shares	$1,000.00	$1,167.40	$3.01
AdmiralTM Shares	1,000.00	1,168.00	2.47
Based on Hypothetical 5% Yearly Return
Global ESG Select Stock Fund
Investor Shares	$1,000.00	$1,022.02	$2.81
Admiral Shares	1,000.00	1,022.51	2.31
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratios for that period are 0.56% for Investor Shares and 0.46% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Global ESG Select Stock Fund
Fund Allocation
As of July 31, 2021

United States	46.9%
United Kingdom	8.4
Netherlands	8.2
France	5.8
Canada	5.6
Spain	5.2
Japan	4.7
Singapore	3.5
Hong Kong	2.6
Switzerland	2.6
Taiwan	2.5
Sweden	1.9
Brazil	1.1
Denmark	1.0
The table reflects the fund's investments, except for short-term investments.
3

Global ESG Select Stock Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.2%)
Brazil (1.0%)
	B3 SA - Brasil Bolsa Balcao	2,273,300	6,656
Canada (5.5%)
	BCE Inc.	365,085	18,222
	Bank of Nova Scotia	267,888	16,721
			34,943
Denmark (1.0%)
	Vestas Wind Systems A/S	167,713	6,184
France (5.7%)
	Cie Generale des Etablissements Michelin SCA	131,859	21,538
	Schneider Electric SE	85,881	14,384
			35,922
Hong Kong (2.6%)
	AIA Group Ltd.	1,365,000	16,333
Japan (4.7%)
	Recruit Holdings Co. Ltd.	289,200	14,990
	Mitsubishi UFJ Financial Group Inc.	2,742,000	14,485
			29,475
Netherlands (8.0%)
	ING Groep NV	1,446,284	18,557
	Wolters Kluwer NV	158,184	18,033
	Koninklijke DSM NV	70,396	14,191
			50,781
Singapore (3.4%)
	DBS Group Holdings Ltd.	957,187	21,418
Spain (5.1%)
	Industria de Diseno Textil SA	517,432	17,550
	Iberdrola SA (XMAD)	1,183,392	14,242
*	Iberdrola SA	27,641	333
			32,125
Sweden (1.9%)
	Atlas Copco AB Class A	176,765	11,972
Switzerland (2.5%)
	Novartis AG (Registered)	172,715	15,972
		Shares	Market Value• ($000)
Taiwan (2.5%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	744,000	15,549
United Kingdom (8.3%)
*	Compass Group plc	845,710	17,870
	Diageo plc	353,888	17,548
	National Grid plc	1,315,735	16,823
			52,241
United States (46.0%)
	Microsoft Corp.	121,854	34,717
	Visa Inc. Class A	95,768	23,596
	Merck & Co. Inc.	279,084	21,453
	Cisco Systems Inc.	354,960	19,654
	Home Depot Inc.	56,460	18,530
	Northern Trust Corp.	163,067	18,402
	Starbucks Corp.	148,178	17,993
	Colgate-Palmolive Co.	220,957	17,566
	Automatic Data Processing Inc.	80,878	16,955
	Texas Instruments Inc.	86,953	16,575
	Progressive Corp.	159,613	15,189
	Accenture plc Class A	45,025	14,304
	Ecolab Inc.	58,366	12,889
	Prologis Inc.	100,532	12,872
	Deere & Co.	33,352	12,060
	Trane Technologies plc	49,671	10,114
	Baxter International Inc.	102,319	7,914
			290,783
Total Common Stocks (Cost $525,598)			620,354
4

Global ESG Select Stock Fund
	Shares	Market Value• ($000)
Temporary Cash Investments (2.0%)
Money Market Fund (2.0%)
[1] Vanguard Market Liquidity Fund, 0.064% (Cost $12,738)	127,392	12,739
Total Investments (100.2%) (Cost $538,336)		633,093
Other Assets and Liabilities—Net (-0.2%)		(1,337)
Net Assets (100%)		631,756
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
5

Global ESG Select Stock Fund
Statement of Assets and Liabilities
As of July 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $525,598)	620,354
Affiliated Issuers (Cost $12,738)	12,739
Total Investments in Securities	633,093
Investment in Vanguard	20
Foreign Currency, at Value (Cost $671)	671
Receivables for Investment Securities Sold	1
Receivables for Accrued Income	1,015
Receivables for Capital Shares Issued	1,360
Total Assets	636,160
Liabilities
Payables for Investment Securities Purchased	3,585
Payables for Capital Shares Redeemed	419
Payables to Investment Advisor	334
Payables to Vanguard	66
Total Liabilities	4,404
Net Assets	631,756
At July 31, 2021, net assets consisted of:

Paid-in Capital	528,601
Total Distributable Earnings (Loss)	103,155
Net Assets	631,756

Investor Shares—Net Assets
Applicable to 4,852,848 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	148,248
Net Asset Value Per Share—Investor Shares	$30.55

Admiral Shares—Net Assets
Applicable to 12,652,658 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	483,508
Net Asset Value Per Share—Admiral Shares	$38.21
See accompanying Notes, which are an integral part of the Financial Statements.
6

Global ESG Select Stock Fund
Statement of Operations

Six Months Ended July 31, 2021
($000)
Investment Income
Income
Dividends[1]	5,594
Interest[2]	6
Total Income	5,600
Expenses
Investment Advisory Fees—Note B
Basic Fee	553
Performance Adjustment	27
The Vanguard Group—Note C
Management and Administrative—Investor Shares	194
Management and Administrative—Admiral Shares	409
Marketing and Distribution—Investor Shares	3
Marketing and Distribution—Admiral Shares	3
Custodian Fees	6
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—Admiral Shares	—
Trustees’ Fees and Expenses	—
Total Expenses	1,196
Net Investment Income	4,404
Realized Net Gain (Loss)
Investment Securities Sold[2]	4,072
Foreign Currencies	6
Realized Net Gain (Loss)	4,078
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	59,656
Foreign Currencies	(3)
Change in Unrealized Appreciation (Depreciation)	59,653
Net Increase (Decrease) in Net Assets Resulting from Operations	68,135
1	Dividends are net of foreign withholding taxes of $561,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $6,000, less than $1,000, and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
7

Global ESG Select Stock Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2021	Year Ended January 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,404	2,818
Realized Net Gain (Loss)	4,078	2,670
Change in Unrealized Appreciation (Depreciation)	59,653	27,824
Net Increase (Decrease) in Net Assets Resulting from Operations	68,135	33,312
Distributions
Investor Shares	(635)	(677)
Admiral Shares	(1,912)	(2,116)
Total Distributions	(2,547)	(2,793)
Capital Share Transactions
Investor Shares	45,853	44,278
Admiral Shares	187,467	150,594
Net Increase (Decrease) from Capital Share Transactions	233,320	194,872
Total Increase (Decrease)	298,908	225,391
Net Assets
Beginning of Period	332,848	107,457
End of Period	631,756	332,848
See accompanying Notes, which are an integral part of the Financial Statements.
8

Global ESG Select Stock Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2021	Year Ended January 31,	May 21, 2019[1] to January 31, 2020
		2021
Net Asset Value, Beginning of Period	$26.32	$22.34	$20.00
Investment Operations
Net Investment Income[2]	.251	.378	.258
Net Realized and Unrealized Gain (Loss) on Investments	4.143	3.866	2.257
Total from Investment Operations	4.394	4.244	2.515
Distributions
Dividends from Net Investment Income	(.031)	(.229)	(.167)
Distributions from Realized Capital Gains	(.133)	(.035)	(.008)
Total Distributions	(.164)	(.264)	(.175)
Net Asset Value, End of Period	$30.55	$26.32	$22.34
Total Return[3]	16.74%	19.06%	12.57%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$148	$86	$34
Ratio of Total Expenses to Average Net Assets	0.56%[4]	0.55%[4]	0.58%[5,6]
Ratio of Net Investment Income to Average Net Assets	1.57%	1.62%	1.81%[5]
Portfolio Turnover Rate	7%	21%	15%
The expense ratio and net investment income ratio for the current period have been annualized.
1	The subscription period for the fund was May 21, 2019, to June 4, 2019, during which time all assets were held in cash. Performance measurement began June 5, 2019, the first business day after the subscription period, at a net asset value of $20.00.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes performance-based investment advisory fee increases (decreases) of 0.01% and 0.00%.
5	Annualized.
6	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.55%.
See accompanying Notes, which are an integral part of the Financial Statements.
9

Global ESG Select Stock Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2021	Year Ended January 31,	May 21, 2019[1] to January 31, 2020
		2021
Net Asset Value, Beginning of Period	$32.91	$27.93	$25.00
Investment Operations
Net Investment Income[2]	.332	.504	.338
Net Realized and Unrealized Gain (Loss) on Investments	5.181	4.830	2.823
Total from Investment Operations	5.513	5.334	3.161
Distributions
Dividends from Net Investment Income	(.046)	(.310)	(.221)
Distributions from Realized Capital Gains	(.167)	(.044)	(.010)
Total Distributions	(.213)	(.354)	(.231)
Net Asset Value, End of Period	$38.21	$32.91	$27.93
Total Return[3]	16.80%	19.17%	12.64%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$484	$247	$74
Ratio of Total Expenses to Average Net Assets	0.46%[4]	0.45%[4]	0.48%[5,6]
Ratio of Net Investment Income to Average Net Assets	1.67%	1.71%	1.89%[5]
Portfolio Turnover Rate	7%	21%	15%
The expense ratio and net investment income ratio for the current period have been annualized.
1	The subscription period for the fund was May 21, 2019, to June 4, 2019, during which time all assets were held in cash. Performance measurement began June 5, 2019, the first business day after the subscription period, at a net asset value of $25.00.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes performance-based investment advisory fee increases (decreases) of 0.01% and 0.00%.
5	Annualized.
6	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.45%.
See accompanying Notes, which are an integral part of the Financial Statements.
10

Global ESG Select Stock Fund
Notes to Financial Statements
Vanguard Global ESG Select Stock Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
11

Global ESG Select Stock Fund
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  Wellington Management Company llp provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee of Wellington Management Company llp is subject to quarterly adjustments based on the performance relative to the FTSE All-World Index since July 31, 2019. For the six months ended July 31, 2021, the investment advisory fee represented an effective annual basic rate of 0.23% of the fund’s average net assets, before a net increase of $27,000 (0.01%) based on performance.
12

Global ESG Select Stock Fund
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2021, the fund had contributed to Vanguard capital in the amount of $20,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of July 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	332,382	—	—	332,382
Common Stocks—Other	—	287,972	—	287,972
Temporary Cash Investments	12,739	—	—	12,739
Total	345,121	287,972	—	633,093
E.  As of July 31, 2021, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	538,538
Gross Unrealized Appreciation	100,198
Gross Unrealized Depreciation	(5,643)
Net Unrealized Appreciation (Depreciation)	94,555
F.  During the six months ended July 31, 2021, the fund purchased $270,183,000 of investment securities and sold $34,873,000 of investment securities, other than temporary cash investments.
13

Global ESG Select Stock Fund
G.  Capital share transactions for each class of shares were:
	Six Months Ended July 31, 2021		Year Ended January 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	67,944	2,344	71,159	2,932
Issued in Lieu of Cash Distributions	553	19	584	23
Redeemed	(22,644)	(777)	(27,465)	(1,188)
Net Increase (Decrease)—Investor Shares	45,853	1,586	44,278	1,767
Admiral Shares
Issued	228,454	6,267	196,240	6,502
Issued in Lieu of Cash Distributions	1,655	47	1,807	56
Redeemed	(42,642)	(1,163)	(47,453)	(1,704)
Net Increase (Decrease)—Admiral Shares	187,467	5,151	150,594	4,854
H.  Management has determined that no events or transactions occurred subsequent to July 31, 2021, that would require recognition or disclosure in these financial statements.
14

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Specialized Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Global ESG Select Stock Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q5472 092021

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In 2021, a third-party service provider began performing certain administrative and accounting services for Vanguard Dividend Appreciation Index Fund. There were no other significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(b)	Certifications field herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD SPECIALIZED FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: September 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SPECIALIZED FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: September 22, 2021

VANGUARD SPECIALIZED FUNDS

BY:	/s/ JOHN BENDL*
JOHN BENDL
CHIEF FINANCIAL OFFICER

Date: September 22, 2021

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney  filed on August 26, 2021 (see file Number 811-02652), Incorporated by Reference.